United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: 11/30/17

Item 1.	Reports to Stockholders

Annual Shareholder Report
November 30, 2017
Share Class | Ticker	A | FSTBX	B | FSBBX	C | FSBCX
	R | FSBKX	Institutional | SBFIX	R6 | FSBLX

Federated Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2016 through November 30, 2017. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Global Allocation Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2017, was 16.85%, 15.84%, 15.92%, 16.32%, 17.13% and 17.14% for the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 shares, respectively. The total return of the Fund's Blended Index1,2 was 17.10%, and the total return of the Morningstar World Allocation Funds Average (MWAFA)3 was 15.12% for the same period. The Fund's Blended Index is composed of 60% of the return of the MSCI All Country World Index (MSCI ACWI) and 40% of the return of the Bloomberg Barclays Global Aggregate Index (BBGA). The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of any index.
The following discussion will focus on the performance of the Fund's R6 Shares.
MARKET OVERVIEW
Equities
Equity markets started the reporting period on a positive note, rallying in the immediate aftermath of the 2016 U.S. presidential election. In the early part of the reporting period, the reflation trade was prominent, with outperformance coming from value cyclicals. The U.S. Federal Reserve's (the “Fed”) target interest rate hikes in December and March, coupled with the failed attempt at health care reform, led to an internal rotation, whereby defensive sectors, bond proxies and structural growth stories, such as Technology, assumed market leadership. All the while, a synchronized pickup in global growth and earnings helped equity markets to move higher, with many indices reaching multiple record highs throughout the reporting period. Concurrently, volatility remained muted, despite headline risk surrounding North Korea, Brexit and Catalonia. In the final weeks of the period, optimism around tax reform, and the market's positive response to the selection of Jerome Powell as the next U.S. Fed Chair provided markets with yet more upward momentum.
All told, the U.S. equity market performed particularly well, with the S&P 500 Index up 22.87% for the reporting period. Small-caps also produced strong, albeit slightly lower returns, with the Russell 2000® Index4 up 18.34% for the reporting period. Within the large-cap space, as measured by the S&P 500 Index, Information Technology was the best performing sector, up 40.99% for the reporting period. Utilities, Financials and Health Care also outperformed the overall market. On the flip side, Energy was the worst
Annual Shareholder Report

performing sector, down 3.80% for the reporting period despite a 16.10% increase in the price of West Texas Intermediate crude oil. Telecommunication Services was also a notable underperformer, with a gain of only 0.94% for the reporting period.
After several years of underperformance, international developed markets5 finally outperformed the U.S. For the reporting period, the MSCI EAFE Index6 returned 27.27%. Europe was particularly strong, with the MSCI Europe Index7 up 30.12% for the reporting period. Strength was seen virtually across the board, with strength in European economies such as Italy and Spain as well as core European economies such as Germany and France. Japan also produced a strong positive return with the MSCI Japan Index8 up 24.32% for the reporting period. The Canadian market, as measured by the MSCI Canada Index,8 was a bit of a laggard, with a return of 13.74% for the reporting period.
Emerging markets9 once again outperformed their developed counterparts, with the MSCI Emerging Markets Index10 up 32.82% for the reporting period. After muted returns in the prior year, China posted a 44.99% return for the reporting period, as measured by the MSCI China Index.8 Korea, Poland and Hungary were also standouts. Returns were somewhat more muted in South American economies such as Brazil, Columbia and Mexico.
On the currency front, the U.S. Dollar, as measured by the U.S. Dollar Index,11 weakened, down 8.33% for the reporting period.
Fixed Income12
During the reporting period, interest rates experienced some volatility, with the benchmark U.S. 10-year Treasury yield trading as low as 2.05% and as high as 2.62% during the reporting period. Ultimately, the 10-year U.S. Treasury yield was essentially flat for the period, finishing just 5 basis points higher at 2.42%. Internationally, yields backed up a bit, as central banks were marginally less accommodative. The yield on the German Bund rose from 0.28% at the start of the period to 0.37%, while the Japanese Government Bond yield rose from 0.03% at the start of the reporting period to 0.04%.
The yield curve in the U.S. did flatten meaningfully over the reporting period, with the 2-year U.S. Treasury yield versus 10-year U.S. Treasury Yield spread narrowing from 1.26% a year ago to 0.64% at the end of the reporting period, as 2-year yields moved higher in response to continued Fed target interest rate hikes.
On the credit side, spreads in both the high-yield13 and investment-grade markets continued to tighten. High yield, as measured by the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,14 returned 9.16% for the reporting period, outperforming Investment Grade Corporates, as measured by the Bloomberg Barclays U.S. Corporate Credit Index,15 which returned 6.16% for the reporting period.
Annual Shareholder Report

Fund Performance
All of the Fund's security selection strategies added to the Fund's relative performance for the reporting period. The International Large Cap Stock Selection Strategy, the Domestic Large Cap Stock Selection Strategy and the Domestic Bond Portfolio generated the most significant outperformance, while the Domestic Small Cap Stock Selection Strategy and the International Bond Portfolio generated more modest outperformance.
The Fund's tactical allocation strategies were mixed but on the whole positive for the period. The Global Equity Allocation Strategy and the Stock vs. Bond Allocation generated the most significantly positive relative return. The Global Bond Allocation Strategy and the Volatility Strategy generated modestly positive relative return, while the Global Currency Allocation Strategy and the U.S. vs. Emerging Markets Allocation detracted from Fund performance.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2	The Fund's broad-based security market indexes are the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index, which had total returns of 22.87% and 3.21%, respectively. Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index.
3	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MWAFA.
4	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
5	International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards.
6	The MSCI EAFE Index is an equity index which captures large- and mid-cap representation across developed markets countries around the world, excluding the United States and Canada. With 906 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.*
7	The MSCI Europe Index captures large- and mid-cap representation across 15 developed markets countries in Europe.*
8	The MSCI country indexes are designed to measure the performance of the large- and mid-cap segments of the respective country's market. Each index covers approximately 85% of the free float-adjusted market capitalization in each country.*
9	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
10	The MSCI Emerging Markets Index captures large- and mid-cap representation across 21 Emerging Markets (EM) countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.*
11	The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies.*
12	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

13	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
14	The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis.*
15	The Bloomberg Barclays U.S. Corporate Credit Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Global Allocation Fund from November 30, 2007 to November 30, 2017, compared to a blend of indexes comprised of 60% of the MSCI All Country World Index (MSCI ACWI) and 40% of the Bloomberg Barclays Global Aggregate Index (BBGA) (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),3 the Bloomberg Barclays U.S. Aggregate Bond Index (BBAB)4 and the Morningstar World Allocation Funds Average (MWAFA).5 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of November 30, 2017
■	Total returns shown for the Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to difference in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 11/30/2017
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	10.41%	6.03%	4.06%
Class B Shares	10.34%	6.06%	3.97%
Class C Shares	14.92%	6.43%	3.84%
Class R Shares	16.32%	6.78%	4.18%
Institutional Shares[6]	17.13%	7.54%	4.85%
Class R6 Shares[7]	17.14%	7.31%	4.68%
Blended Index	17.10%	6.83%	4.13%
S&P 500	22.87%	15.74%	8.30%
BBAB	3.21%	1.98%	3.99%
MWAFA	15.12%	6.01%	4.05%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption of shares held up to one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500 and BBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Blended Index is a custom blended index comprised of 60% of the MSCI ACWI and 40% of the BBGA. The MSCI ACWI captures large- and mid-cap representation across 23 developed markets countries and 23 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The BBGA is a measure of global investment grade debt from 24 different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. The indexes are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	The BBAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
5	The Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
6	The Fund's Institutional Shares commenced operations on June 12, 2009. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of Institutional Shares since Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Institutional Shares. Additionally, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
7	The Fund's R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of R6 Shares since R6 Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of R6 Shares. Additionally, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2017, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	33.0%
International Equity Securities	25.0%
Corporate Debt Securities	12.6%
Foreign Debt Securities	10.0%
Mortgage-Backed Securities[3]	2.8%
U.S. Treasury and Agency Securities	2.4%
Trade Finance Agreements	0.9%
Collateralized Mortgage-Backed Obligations	0.8%
Floating Rate Loan	0.7%
Asset-Backed Securities	0.5%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities[4]	0.0%
Other Security Type[5]	7.9%
Derivative Contracts[6]	0.3%
Cash Equivalents[7]	0.6%
Other Assets and Liabilities—Net[8]	2.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Type consists of exchange-traded funds and purchased put options.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At November 30, 2017, the Fund's sector composition9 of the Fund's equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	18.9%
Information Technology	15.5%
Consumer Discretionary	14.9%
Industrials	14.3%
Health Care	10.7%
Consumer Staples	7.1%
Materials	5.1%
Energy	4.5%
Real Estate	3.4%
Utilities	3.4%
Telecommunication Services	2.2%
TOTAL	100.0%
9	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments
November 30, 2017
Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—58.0%
		Consumer Discretionary—8.6%
98		Aaron's, Inc.	$3,697
3,615		Adidas AG	753,819
9,900		Aisin Seiki Co.	532,726
2,534	[1]	Amazon.com, Inc.	2,981,884
1,516	[1]	American Outdoor Brands Corp.	21,269
565	[1]	Asbury Automotive Group, Inc.	37,177
4,700		Asics Corp.	69,725
2,137		Bloomin' Brands, Inc.	45,881
600		Bridgestone Corp.	27,347
339	[1]	Caesars Entertainment Corp.	4,492
1,308		Caleres, Inc.	42,693
3,982		Callaway Golf Co.	57,779
69		Capella Education Co.	5,886
41	[1]	Cavco Industries, Inc.	6,279
1,460	[1]	Charter Communications, Inc.	476,267
18		Children's Place, Inc./The	2,392
1,971		Choice Hotels International, Inc.	154,724
349		Cie Financiere Richemont SA	30,039
39,958		Comcast Corp., Class A	1,500,023
33,527		Compass Group PLC	680,356
41	[1]	Conn's, Inc.	1,267
2,484		Continental Ag	661,758
308		Cooper Tire & Rubber Co.	11,319
1,646		Dana, Inc.	54,384
13	[1]	Dave & Buster's Entertainment, Inc.	689
3,804	[1]	Denny's Corp.	51,544
6,200		Dollarama, Inc.	757,898
13,265		Extended Stay America, Inc.	231,740
500		Fast Retailing Co. Ltd.	194,719
6,667		Ferrari NV	724,282
28,019	[1]	Fiat Chrysler Automobiles NV	481,452
58,327		Ford Motor Co.	730,254
1,931		General Motors Co.	83,207
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
20,885		Gentex Corp.	$427,725
232	[1]	Grand Canyon Education, Inc.	22,031
611	[1]	Gray Television, Inc.	8,798
30,400		Hakuhodo DY Holdings, Inc.	409,462
113,800		Harvey Norman Holdings Ltd.	347,715
309		Hasbro, Inc.	28,743
20,639	[1]	Hilton Grand Vacations, Inc.	824,941
12,076		Hilton Worldwide Holdings, Inc.	936,615
10,333		Home Depot, Inc.	1,858,080
161		Hooker Furniture Corp.	8,050
31,148	[1]	i-CABLE Communications Ltd.	894
222	[1]	IRobot Corp.	15,234
257,018		ITV PLC	556,160
14,500		Iida Group Holdings Co. Ltd.	268,707
25,349		Industria de Diseno Textil SA	898,382
8,125		InterContinental Hotels Group	476,679
1,600		Isuzu Motors Ltd.	25,354
585		Jack in the Box, Inc.	60,553
121		Johnson Outdoors, Inc., Class A	8,850
1,533		KB Home	48,075
4,000		Koito Manufacturing Co. Ltd.	277,400
523		LCI Industries	68,461
2,399		LVMH Moet Hennessy Louis Vuitton SE	698,743
3,508	[1]	La Quinta Holdings, Inc.	62,477
1,738		La-Z-Boy, Inc.	57,180
16,133		Lagardere SCA	528,781
606,000		Li & Fung Ltd.	267,331
2,316	[1]	Liberty TripAdvisor Holdings, Inc.	21,655
9,630		Linamar Corp.	520,631
537	[1]	Lions Gate Entertainment Corp.	16,668
8,800		Lowe's Cos., Inc.	733,656
5,700		MGM Resorts Intl.	194,484
1,094	[1]	MSG Networks, Inc.	19,528
11,460		Magna International, Inc.	642,840
724		Marine Products Corp.	10,889
508		Marriott Vacations Worldwide Corp.	68,199
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
20,100		Mazda Motor Corp.	$269,707
84		McDonald's Corp.	14,445
2,214		Michelin, Class B	321,295
33,600		Mitsubishi Motors Corp.	235,829
2,652	[1]	Mohawk Industries, Inc.	749,482
136	[1]	NVR, Inc.	472,600
6,000		Namco Bandai Holdings, Inc.	195,614
3,911	[1]	NetFlix, Inc.	733,625
2,793		New York Times Co., Class A	52,508
600		Nexstar Media Group, Inc.	40,740
5,989		Next PLC	362,572
933		Nutri/System, Inc.	47,350
3,478		Office Depot, Inc.	11,373
1,228	[1]	Ollie's Bargain Outlet Holdings, Inc.	58,269
7,686		PSA Peugeot Citroen	158,972
53,200		Panasonic Corp.	794,181
2,396	[1]	Party City Holdco, Inc.	33,304
10,660		Penske Automotive Group, Inc.	515,518
3,973	[1]	Persimmon PLC	136,502
50		PetMed Express, Inc.	1,968
1,007	[1]	Pinnacle Entertainment, Inc.	30,895
138	[1]	RH	13,992
2,359		Restaurant Brands International, Inc.	146,515
296		Royal Caribbean Cruises, Ltd.	36,668
800		Ryohin Keikaku Co. Ltd.	250,327
31,200		Sands China Ltd.	152,744
12,100		Sankyo Co. Ltd.	390,800
6,900		Sega Sammy Holdings, Inc.	83,566
7,800		Sekisui Chemical Co. Ltd.	151,253
5,200		Sekisui House Ltd.	97,327
3,600		Shimamura Co. Ltd.	434,940
78	[1]	Shutterfly, Inc.	3,446
42		Sinclair Broadcast Group, Inc.	1,430
6,862		Sodexo SA	897,176
1,261		Sonic Corp.	32,181
6,600		Start Today Co. Ltd.	203,394
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
325		Sturm Ruger & Co., Inc.	$17,794
7,900		Subaru Corp.	259,048
42,821		Taylor Woodrow PLC	113,262
11,039		Time Warner, Inc.	1,010,179
10,700		Toho Co. Ltd.	361,706
17,400		Toyoda Gosei Co. Ltd.	436,158
10,100		Toyota Motor Corp.	636,402
1,321	[1]	Ulta Beauty, Inc.	292,879
4,013		Valeo SA	291,349
28,580		Vivendi SA	760,885
3,992		Walt Disney Co.	418,441
3,001		Whirlpool Corp.	505,879
3,263		Wynn Resorts Ltd.	515,815
600		Yamaha Motor Co	18,894
30,500		Yue Yuen Industrial Holdings Ltd.	109,265
		TOTAL	36,719,403
		Consumer Staples—4.1%
2,454		Alimentation Couche-Tard, Inc., Class B	125,139
1,896		Altria Group, Inc.	128,606
165		Andersons, Inc.	5,330
782		Anheuser-Busch InBev SA/NV	89,662
9,804		Archer-Daniels-Midland Co.	390,984
73		Bob Evans Farms, Inc.	5,697
2,599		CVS Health Corp.	199,083
672	[1]	Cal-Maine Foods, Inc.	33,432
653		Calavo Growers, Inc.	49,889
2,400		Calbee, Inc.	84,188
4,579		Church and Dwight, Inc.	215,625
14,063	[1]	Coca-Cola HBC AG	449,194
3,581		Dean Foods Co.	39,964
31,420		Diageo PLC	1,085,538
1,210	[1]	Edgewell Personal Care Co.	70,168
5,290		Energizer Holdings, Inc.	242,970
443		Fresh Del Monte Produce, Inc.	21,574
572		George Weston Ltd.	48,730
567	[1]	HRG Group, Inc.	9,837
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
5,097	[1]	Hain Celestial Group, Inc.	$209,487
1,472	[1]	Herbalife Ltd.	103,246
6,955		ICA Gruppen AB	251,662
49		J & J Snack Foods Corp.	7,404
25,784		Koninklijke Ahold Delhaize NV	552,622
1,315		Kraft Heinz Co. (The)	107,002
2,872		L'OREAL	635,207
14,871		Lamb Weston Holdings, Inc.	808,536
15,300		Lion Corp	288,134
12,313		Marine Harvest ASA	217,091
2,700		Meiji Holdings Co. Ltd.	235,483
9,114		Metro, Inc.	285,468
3,237	[1]	Monster Beverage Corp.	202,863
10,000		NH Foods Ltd.	246,913
9,952		Nestle SA	852,061
5,096		Nu Skin Enterprises, Inc.	346,069
12,488		ORKLA ASA	125,263
1,348		PepsiCo, Inc.	157,069
1,380	[1]	Performance Food Group Co.	40,917
197		Philip Morris International, Inc.	20,242
13,585		Pinnacle Foods, Inc.	791,055
4,010	[1]	Post Holdings, Inc.	318,595
10,064		Procter & Gamble Co.	905,659
64		Sanderson Farms, Inc.	10,860
15		Sanfilippo (John B. & Sons), Inc.	906
13,218		Saputo, Inc.	448,540
2,177		Spectrum Brands Holdings, Inc.	250,094
4,900		Sundrug Co., Ltd.	227,177
10,959		Sysco Corp.	632,663
48	[1]	The Boston Beer Co., Inc., Class A	8,633
33,800		The Coca-Cola Co.	1,547,026
1,300		Tsuruha Holdings, Inc.	180,056
12,082		Tyson Foods, Inc., Class A	993,744
246	[1]	USANA Health Sciences, Inc.	17,638
162		WD 40 Co.	19,343
14,337		Wal-Mart Stores, Inc.	1,393,987
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
1,100		Walgreens Boots Alliance, Inc.	$80,036
100		Weis Markets, Inc.	4,117
110,841		William Morrison Supermarkets PLC	324,331
17,700		Yamazaki Baking Co. Ltd.	340,851
		TOTAL	17,483,660
		Energy—2.6%
219		Andeavor Logistics LP	23,098
1,128		Archrock, Inc.	10,716
773	[1]	C&J Energy Services, Inc.	24,164
1,817		CVR Energy, Inc.	59,325
4,188		Chevron Corp.	498,330
2,048		Delek US Holdings, Inc.	68,035
357	[1]	Exterran Corp.	10,938
14,332		Exxon Mobil Corp.	1,193,712
1,616		Green Plains, Inc.	27,230
16,268		Halliburton Co.	679,677
107,550		JXTG Holdings, Inc.	607,309
1,323	[1]	Keane Group, Inc.	19,792
634	[1]	Mammoth Energy Services, Inc.	11,951
14,284		Marathon Petroleum Corp.	894,607
6,452	[1]	McDermott International, Inc.	46,841
8,542		Neste Oyj	531,334
403		OMV AG	25,080
12,283		ONEOK, Inc.	637,488
16,757		PBF Energy, Inc.	542,424
140	[1]	Par Petroleum Corp.	2,906
15,745		Patterson-UTI Energy, Inc.	339,935
613	[1]	Peabody Energy Corp.	20,419
5,568		Phillips 66	543,214
1,689	[1]	Propetro Holding Corp.	31,703
32,749		RPC, Inc.	787,286
1,545	[1]	Sandridge Energy, Inc.	28,752
36,500		Showa Shell Sekiyu KK	467,676
23,394		Tenaris SA	340,214
20,731		Total SA	1,170,472
196		US Silica Holdings, Inc.	6,501
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
11,547		Valero Energy Corp.	$988,654
16,363		World Fuel Services Corp.	459,309
		TOTAL	11,099,092
		Financials—11.0%
19,793		ABN AMRO Group NV–GDR	585,820
11,975		AGEAS	588,623
29,854		AGNC Investment Corp.	594,095
9,400		AIA Group Ltd.	76,619
91,739		AMP Ltd.	356,720
5,308		Admiral Group PLC	137,818
3,464		Aegon N.V.	21,558
9,947		Aflac, Inc.	871,755
5,416		Allianz SE	1,277,301
31,412		Ally Financial, Inc.	843,726
968		American Equity Investment Life Holding Co.	30,715
20,007		American International Group, Inc.	1,199,620
1,152		American National Insurance Co.	144,403
157		Amerisafe, Inc.	10,307
67		Argo Group International Holdings Ltd.	4,104
6,417		Assurant, Inc.	647,283
4,112		Assured Guaranty Ltd.	149,307
29,346		Australia & New Zealand Banking Group, Melbourne	637,441
124,500		BOC Hong Kong (Holdings) Ltd.	632,227
1,777		BancorpSouth Bank	59,085
62,232		Bank Leumi Le-Israel	345,549
78,395		Bank of America Corp.	2,208,387
5,603		Bank of Montreal	431,120
8,878		Bank of Nova Scotia	560,900
32,436		Bank of Queensland	325,756
36,486		Bendigo Bank	323,324
3,228	[1]	Berkshire Hathaway, Inc., Class B	623,036
2,994		Boston Private Financial Holdings	48,952
2,965		CNO Financial Group, Inc.	74,748
22,689		CNP Assurances	511,366
5,159		CYS Investments, Inc.	41,736
6,104		Canadian Imperial Bank of Commerce	558,948
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
931	[1]	Cannae Holdings, Inc.	$16,953
1,460		Cathay Bancorp, Inc.	63,349
899		CenterState Bank Corp.	24,390
788		Chemical Financial Corp.	44,435
3,500		Chugoku Bank Ltd.	45,774
24,309		Citigroup, Inc.	1,835,329
54,318	[1]	Commerzbank AG	786,233
4,900		Concordia Financial Group Ltd.	26,958
117,244		Corp Mapfre SA	394,678
37,933		Credit Agricole SA	639,702
129	[1]	Customers Bancorp, Inc.	3,496
10,070		Danske Bank	376,468
1,237		Deutsche Boerse AG	140,252
6,047		DnB ASA	110,390
18,418	[1]	E*Trade Financial Corp.	886,642
142	[1]	Eagle Bancorp, Inc.	9,393
11,602		East West Bancorp, Inc.	713,987
960	[1]	Enova International, Inc.	14,256
459		Enterprise Financial Services Corp.	20,770
2,057		Erste Group Bank AG	89,482
1,126	[1]	Essent Group Ltd.	49,825
191		Evercore, Inc.	16,588
1,941		Exor NV	117,718
815	[1]	FCB Financial Holdings, Inc.	43,073
134		Federal Agricultural Mortgage Association, Class C	9,949
4,344	[1]	First BanCorp	21,633
14		First Citizens Bancshares, Inc., Class A	5,971
141		First Commmonwealth Financial Corp.	2,129
652		First Interstate BancSystem, Inc., Class A	25,884
2,120		First Midwest Bancorp, Inc.	52,936
5,810	[1]	Genworth Financial, Inc. , Class A	19,696
12,294		Gjensidige Forsikring ASA	223,044
1,132		Great Western Bancorp, Inc.	46,774
1,247		Great-West Lifeco, Inc.	33,936
256	[1]	Green Dot Corp.	15,821
26,850		HSBC Holdings PLC	266,936
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
1,300		Hang Seng Bank Ltd.	$32,192
4,041		Hannover Rueck SE	531,229
15,649		Hargreaves Lansdown PLC	339,169
374		Heartland Financial USA, Inc.	18,887
2,173		Home Bancshares, Inc.	51,717
857		Hope Bancorp, Inc.	16,043
467		Houlihan Lokey, Inc.	20,847
54,034		ING Groep N.V.	975,555
272	[1]	INTL FCStone, Inc.	11,935
420		Iberiabank Corp.	32,655
168		Independent Bank Corp.–Michigan	3,763
5,890		Industrial Alliance Insurance & Financial Services, Inc.	274,698
501		Industrivarden AB	12,225
5		International Bancshares Corp.	206
3,338		Invesco Mortgage Capital, Inc.	58,949
4,505		Investors Bancorp, Inc., New	64,286
26,971		JPMorgan Chase & Co.	2,819,009
405		James River Group Holdings Ltd.	16,394
2,065		KBC Groupe	169,068
654		LegacyTexas Financial Group, Inc.	27,383
93,464		Legal & General Group PLC	337,863
761,254		Lloyds Banking Group PLC	678,106
4,734		London Stock Exchange Group PLC	242,230
11,344		MFA Financial, Inc.	90,752
5,279	[1]	MGIC Investment Corp.	77,179
6,320		MSCI Inc., Class A	813,384
2,114		MTGE Investment Corp.	39,215
65,260		Medibank Private Ltd.	162,100
20,964		Morgan Stanley	1,081,952
1,301	[1]	NMI Holdings, Inc., Class A	22,182
14,084		NN Group NV	619,036
17,835		National Australia Bank Ltd., Melbourne	402,185
6,859		National Bank of Canada, Montreal	337,966
202	[1]	Nationstar Mortgage Holdings, Inc.	3,650
40,346		Navient Corp.	508,763
56,663		Nordea Bank AB	664,356
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
2,864		Northwest Bancshares, Inc.	$48,488
697		OM Asset Management PLC	11,431
2,620		Oritani Financial Corp.	45,195
900		Oversea-Chinese Banking Corp. Ltd.	8,353
73		PJT Partners, Inc.	3,105
339		PNC Financial Services Group	47,650
12,705		Pargesa Holding Porteur	1,091,899
1,211		Partners Group Holding AG	831,891
1,590		Pennymac Mortgage Investment Trust	24,899
3,219		Popular, Inc.	113,824
248		Preferred Bank Los Angeles, CA	15,525
757		Primerica, Inc.	78,728
40,690		RSA Insurance Group PLC	334,920
2,666		Radian Group, Inc.	54,626
284	[1]	Raiffeisen Bank International AG	10,068
15,867		Royal Bank of Canada, Montreal	1,240,311
4,670		Schroders PLC	218,151
20,997		Schwab (Charles) Corp.	1,024,444
13,063		Scor Regroupe	533,111
1,614	[1]	Signature Bank	221,570
46,661		Skand Enskilda BKN, Class A	554,351
8,937		State Street Corp.	852,143
2,371		Sterling Bancorp	60,105
69		Stewart Information Services Corp.	2,783
10,799		Svenska Handelsbanken AB - A Shares	147,644
23,531		Swedbank SA	562,237
431		TRYG A/S	10,463
291		The Bank of NT Butterfield & Son Ltd.	11,576
5,943		The Travelers Cos, Inc.	805,692
53,568		Three I Group	653,168
16,451		Toronto-Dominion Bank	933,900
821		Trustmark Corp.	27,865
329		U.S. Bancorp	18,144
242		Union Bankshares Corp.	9,121
457		United Financial Bancorp, Inc.	8,518
7,861		United Mizrahi Bank Ltd.	143,435
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
38,300		United Overseas Bank Ltd.	$747,593
719		Universal Insurance Holdings, Inc.	18,982
578	[1]	Walker & Dunlop, Inc.	28,484
1,052		Washington Federal, Inc.	36,610
12,016		Wells Fargo & Co.	678,544
29,468		Westpac Banking Corp. Ltd.	707,703
236		Wintrust Financial Corp.	19,789
		TOTAL	46,671,367
		Health Care—6.2%
12,603		Abbott Laboratories	710,431
2,365	[1]	Aduro Biotech, Inc.	22,467
4,616		Aetna, Inc.	831,711
9,498	[1]	Agios Pharmaceuticals, Inc.	584,602
273	[1]	Akebia Therapeutics, Inc.	4,248
21,200		Alfresa Holdings Corp.	456,195
786	[1]	Amedisys, Inc.	42,444
5,930		Amgen, Inc.	1,041,664
271	[1]	Amphastar Pharmaceuticals, Inc.	5,309
2,729		Anthem, Inc.	641,206
1,132	[1]	Array BioPharma, Inc.	12,735
3,890	[1]	Axovant Sciences Ltd.	21,473
190		Baxter International, Inc.	12,451
446	[1]	BioTelemetry, Inc.	12,934
18,229		Bristol-Myers Squibb Co.	1,151,890
18,804		Bruker Corp.	661,525
1,449		CIGNA Corp.	306,797
931	[1]	Cambrex Corp.	45,479
5,473		Cardinal Health, Inc.	323,947
365	[1]	Cardiovascular Systems, Inc.	9,147
1,960	[1]	Catalent, Inc.	77,988
6,000		Chugai Pharmaceutical Co., Ltd.	311,645
1,469	[1]	Coherus Biosciences, Inc.	13,148
290		Coloplast, Class B	22,747
493	[1]	Corcept Therapeutics, Inc.	8,844
1,071	[1]	Corvel Corp.	59,173
154	[1]	Cotiviti Holdings, Inc.	5,033
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
2,200		Daiichi Sankyo Co. Ltd.	$53,130
1,616	[1]	Diplomat Pharmacy, Inc.	28,926
1,200	[1,2,3]	Dyax Corp., CVR	2,880
1,078	[1]	Emergent Biosolutions, Inc.	47,357
1,568	[1]	Enzo Biochem, Inc.	15,382
11,463	[1]	Express Scripts Holding Co.	747,158
1,544	[1]	FibroGen, Inc.	73,340
8,183		Fresenius SE & Co. KGaA	590,283
329	[1]	Genmab A/S	64,757
1,349	[1]	Genomic Health, Inc.	40,861
55	[1]	Glaukos Corp.	1,472
90,182		GlaxoSmithKline PLC	1,560,393
5,727	[1]	HCA Healthcare, Inc.	486,795
465	[1]	HMS Holdings Corp.	7,686
1,197	[1]	Haemonetics Corp.	69,187
122	[1]	Halozyme Therapeutics, Inc.	2,278
1,299	[1]	Halyard Health, Inc.	63,053
3,378		Humana, Inc.	881,185
34	[1]	ICU Medical, Inc.	7,256
1,337	[1]	Illumina, Inc.	307,550
1,519	[1]	Immunogen, Inc.	9,646
1,744	[1]	Impax Laboratories, Inc.	29,038
5,276	[1]	Incyte Genomics, Inc.	522,271
1,882	[1]	Inovio Pharmaceuticals, Inc.	8,638
765	[1]	Intercept Pharmaceuticals, Inc.	46,979
8,934	[1]	Intrexon Corp.	121,860
10,323		Johnson & Johnson	1,438,304
23,967	[1]	Juno Therapeutics, Inc.	1,309,078
645	[1]	LHC Group, Inc.	42,422
10,970		Lilly (Eli) & Co.	928,501
3,440		Luminex Corp.	73,478
577	[1]	MacroGenics, Inc.	11,148
711	[1]	Magellan Health, Inc.	60,079
115	[1]	Masimo Corp.	10,217
26,800		Medipal Holdings Corp.	521,507
5,826		Merck & Co., Inc.	322,003
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
1,506	[1]	Merit Medical Systems, Inc.	$65,436
834	[1]	Natus Medical, Inc.	33,402
2,498		Novartis AG	213,736
11,755		Novo Nordisk A/S	608,140
876	[1]	Nxstage Medical, Inc.	22,504
461	[1]	Omnicell, Inc.	24,156
38,311	[1]	Opko Health, Inc.	201,133
1,115		Orion Oyj	41,171
34	[1]	Orthofix International NV	1,843
789	[1]	PRA Health Sciences, Inc.	64,990
9,765		PerkinElmer, Inc.	719,485
13,675		Pfizer, Inc.	495,855
184	[1]	PharMerica Corp.	5,382
14,677	[1]	Premier, Inc.	425,927
191	[1]	Providence Service Corp.	11,563
1,912	[1]	Regeneron Pharmaceuticals, Inc.	691,876
1,397	[1]	Repligen Corp.	49,524
5,966		Roche Holding AG	1,505,471
4,061		Sanofi	370,746
1,568	[1]	Supernus Pharmaceuticals, Inc.	59,270
10,200		Suzuken Co. Ltd.	404,116
693	[1]	Tivity Health, Inc.	25,502
4,487		UCB SA	334,499
8,248		UnitedHealth Group, Inc.	1,881,946
558	[1]	Vertex Pharmaceuticals, Inc.	80,514
1,949	[1]	Voyager Therapeutics, Inc.	28,514
528	[1]	Wellcare Health Plans, Inc.	112,459
		TOTAL	26,382,491
		Industrials—8.3%
213		3M Co.	51,789
1,324		AAR Corp.	55,052
12,833		ABB Ltd.	328,480
1,088	[1]	Acco Brands Corp.	14,307
5,244		Adecco Group AG	396,442
15,340		Alfa Laval	362,733
15,973		Allison Transmission Holdings, Inc.	655,532
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
101	[1]	American Woodmark Corp.	$10,060
805		Andritz AG	45,116
400		Applied Industrial Technologies, Inc.	25,580
309		Argan, Inc.	18,231
16,091		Ashtead Group PLC	413,616
477	[1]	Atkore International Group, Inc.	10,151
47,497		BAE Systems PLC	354,776
3,888		BWX Technologies, Inc.	242,806
2,520		Boeing Co.	697,536
12,506		Bouygues SA	647,010
832		Brady (W.H.) Co.	32,531
209		Brinks Co. (The)	16,898
199	[1]	Builders Firstsource, Inc.	4,060
8,272		Bunzl PLC	236,740
386	[1]	CBIZ, Inc.	5,693
9,519		Canadian National Railway, Co.	743,060
2,131		Caterpillar, Inc.	300,791
55		Comfort Systems USA, Inc.	2,362
1,809	[1]	Continental Building Product, Inc.	50,471
10,880		Crane Co.	928,826
717		Cummins, Inc.	120,026
3,973		DSV, De Sammensluttede Vognmad AS	306,018
20,700		Dai Nippon Printing Co. Ltd.	454,833
4,004		Delta Air Lines, Inc.	211,892
5,622		Deutsche Lufthansa AG	193,329
19,460		Deutsche Post AG	923,699
20		EnerSys, Inc.	1,382
266	[1]	Engility Holdings, Inc.	7,765
567		EnPro Industries, Inc.	48,972
101	[1]	FTI Consulting, Inc.	4,344
508		Federal Signal Corp.	10,922
4,398		FedEx Corp.	1,017,961
6,007		Ferguson PLC	433,691
1,254		Fraport AG	124,946
66	[1]	GMS, Inc.	2,462
1,287		Geberit AG	559,496
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
640	[1]	Genco Shipping & Trading Ltd.	$7,277
850		Global Brass & Copper Holdings, Inc.	29,410
636		Graco, Inc.	83,691
4,420		Group 4 Securicor PLC	15,248
528	[1]	Harsco Corp.	9,530
1,059		Hawaiian Holdings, Inc.	45,696
11,943		Heico Corp., Class A	906,474
1,462		Hillenbrand, Inc.	66,594
2,776		Hochtief AG	487,985
800		Hoshizaki Electric Co. Ltd.	77,168
67	[1]	Hub Group, Inc.	3,203
1,041,900		Hutchison Port Holdings TR-U	442,927
125		Hyster-Yale Materials Handling, Inc.	10,604
46	[1]	ICF International, Inc.	2,486
29,676		IMI PLC	501,859
5,786		Illinois Tool Works, Inc.	979,280
10,534		Ingersoll-Rand PLC	922,989
601		Insperity, Inc.	70,858
1,866		Interface, Inc.	46,557
32,705		International Consolidated Airlines Group SA	270,585
12,184		Intertek Group PLC	862,251
16,500		JGC Corp.	287,667
15,600		JTEKT Corp.	269,394
2,600		Japan Airlines Co. Ltd.	95,518
3,500		Japan Airport Terminal Co. Ltd.	131,151
8,000		Kajima Corp.	84,349
778		Kimball International, Inc., Class B	14,424
891		Knight-Swift Transportation Holdings, Inc.	38,028
24		Kone Corp. OYJ, Class B	1,236
899		Korn/Ferry International	39,412
466		Kuehne + Nagel International AG	81,918
723		LSC Communications, Inc.	11,828
3,825		L3 Technologies, Inc.	759,607
194	[1]	MOOG, Inc., Class A	16,317
2,417	[1]	MRC Global, Inc.	37,971
255		MSA Safety, Inc.	21,930
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
349	[1]	MYR Group, Inc.	$12,410
6,058		Manpower Group, Inc.	780,876
107,900		Marubeni Corp.	718,759
191	[1]	Masonite International Corp.	14,067
1,291	[1]	Mastec, Inc.	57,901
2,902	[1]	Meritor, Inc.	72,492
10,300		Misumi Corp.	301,213
18,200		Mitsubishi Electric Corp.	301,830
13,900		Mitsui & Co. Ltd.	211,695
1,340		Mueller Industries, Inc.	48,776
3,904		Mueller Water Products, Inc.	48,761
20,200		NGK Insulators Ltd.	389,708
1,448	[1]	NOW, Inc.	14,943
56,000		NWS Holdings Ltd.	102,156
3,000		Nippon Express Co. Ltd.	190,936
5,846		Norfolk Southern Corp.	810,431
185	[1]	On Assignment, Inc.	11,833
7,681		Osram Licht AG	658,358
2,163		Owens Corning, Inc.	191,101
3,642		Parker-Hannifin Corp.	682,839
94	[1]	Patrick Industries, Inc.	9,513
640		Primoris Services Corp.	17,914
8,435		Prysmian S.p.A	282,011
26,169		Qantas Airways Ltd.	113,904
1,372		RPX Corporation	18,097
8,669		Randstad Holdings N.V.	534,579
50,585		Relx PLC	1,176,051
18,051		Rexel SA	332,948
2,187	[1]	Rexnord Corp.	54,500
5,164		Rockwell Automation, Inc.	997,065
4,523		Rollins, Inc.	209,641
39	[1]	Rush enterprises, Inc. Class A	1,900
500		SMC Corp.	203,415
4,858		SNC-Lavalin Group, Inc.	211,882
664	[1]	SPX Corp.	21,175
2,365		Schindler Holding AG	534,123
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
237		Schindler Holding AG - REG	$52,762
442		Scorpio Bulkers, Inc.	3,182
14,000		Shimizu Corp.	157,422
7,516		Siemens AG	1,022,095
1,430		SkyWest, Inc.	74,431
22,726		Smiths Group PLC	456,455
13,788		Southwest Airlines Co.	836,518
1,043		Spartan Motors, Inc.	16,636
192	[1]	Standard Plus Corp.	7,526
4,020		Stanley Black & Decker, Inc.	681,913
81,748		Sydney Airport	460,284
1,122	[1]	TPI Composites, Inc.	21,251
1,600		Taisei Corp.	84,904
12,716		Toro Co.	829,719
42,000	[1]	Toshiba Corp.	103,572
13,200		Toyota Tsusho Corp.	498,335
61	[1]	Trex Co., Inc.	7,183
1,993	[1]	TriMas Corp.	51,619
433		Triumph Group, Inc.	13,380
144	[1]	TrueBlue, Inc.	4,097
48		Universal Forest Products, Inc.	1,880
163		VSE Corp.	7,786
316	[1]	Veritiv Corp.	8,611
2,430		Vestas Wind Systems A/S	155,707
6,554		Volvo AB	125,750
2,712		Wolters Kluwer NV	140,578
15,900		Yamato Holdings Co. Ltd.	323,396
		TOTAL	35,292,604
		Information Technology—9.0%
1,977	[1]	ACI Worldwide, Inc.	45,234
365		AVX Corp.	6,621
2,535	[1]	A10 Networks, Inc.	20,331
2,264	[1]	Adobe Systems, Inc.	410,848
796	[1]	Advanced Energy Industries, Inc.	59,676
86	[1]	Alarm.com Holdings, Inc.	3,525
875	[1]	Alphabet, Inc., Class A Shares	906,649
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
2,150	[1]	Alphabet, Inc., Class C Shares	$2,196,031
3,900		Alps Electric Co.	124,908
11,084		Amadeus IT Group SA	800,268
3,888	[1]	Amkor Technology, Inc.	41,096
88	[1]	AppFolio, Inc. - A	3,797
23,412		Apple, Inc.	4,023,352
4,287		Applied Materials, Inc.	226,225
183	[1]	Applied Optoelectronics, Inc.	7,990
456	[1]	Aspen Technology, Inc.	30,516
74,007		Auto Trader Group PLC	336,602
7,994		Automatic Data Processing, Inc.	914,993
581		Avnet, Inc.	24,059
110	[1]	Barracuda Networks, Inc.	3,042
1,632	[1]	Benchmark Electronics, Inc.	49,776
108	[1]	Benefitfocus, Inc.	2,927
242	[1]	Blackline, Inc.	8,874
353	[1]	Blucora, Inc.	7,254
570	[1]	Bottomline Technologies, Inc.	18,998
806		Brooks Automation, Inc.	20,061
21,300		Brother Industries Ltd.	528,201
4,441		CDW Corp.	310,914
253	[1]	Cirrus Logic, Inc.	13,976
45,180		Cisco Systems, Inc.	1,685,214
1,738		Cognizant Technology Solutions Corp.	125,623
3,335	[1]	CommScope Holdings Co., Inc.	120,027
203		Constellation Software, Inc.	118,903
662		Convergys Corp.	16,338
1,122	[1]	Cornerstone OnDemand, Inc.	41,480
9,903	[1]	Dell Technologies, Inc.	774,811
258	[1]	Diodes, Inc.	7,559
201	[1]	EPAM Systems, Inc.	20,389
132	[1]	Electronics for Imaging, Inc.	4,060
3,673	[1]	Endurance International Group Holdings, Inc.	34,343
500		Entegris, Inc.	15,150
63	[1]	Envestnet, Inc.	3,096
451	[1]	ePlus, Inc.	36,621
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
775	[1]	Etsy, Inc.	$12,757
2,583		Evertec, Inc.	35,904
141	[1]	Fabrinet	4,499
6,870	[1]	Facebook, Inc.	1,217,227
1,767	[1]	Finisar Corp.	35,358
20,544	[1]	Fortinet, Inc.	864,081
22,000		Fujitsu Ltd.	164,719
58	[1]	GTT Communications, Inc.	2,346
524	[1]	Gigamon, Inc.	20,357
3,300		Hitachi High-Technologies Corp.	137,436
91,000		Hitachi Ltd.	678,822
288	[1]	HubSpot, Inc.	23,314
630	[1]	Ichor Holdings Ltd.	17,898
383	[1]	Imperva, Inc.	15,799
786	[1]	Insight Enterprises, Inc.	30,654
12,389		Intel Corp.	555,523
651		InterDigital, Inc.	49,541
866		International Business Machines Corp.	133,338
7,610		Intuit, Inc.	1,196,444
366		j2 Global, Inc.	27,618
1,221	[1]	Kemet Corp.	18,828
878	[1]	Kimball Electronics, Inc.	18,306
4,490		Lam Research Corp.	863,562
129	[1]	Lumentum Holdings, Inc.	6,972
9,891		Mastercard, Inc. Class A	1,488,299
112		Maximus, Inc.	7,737
528		Methode Electronics, Inc., Class A	24,869
49,796		Microsoft Corp.	4,191,329
263	[1]	MindBody, Inc.	8,574
8,600		Mixi, Inc.	400,443
1,278		Monotype Imaging Holdings, Inc.	32,206
12,999	[1]	NCR Corp.	406,739
343		NIC, Inc.	5,694
7,226		NVIDIA Corp.	1,450,330
2,419	[1]	NXP Semiconductors NV	274,290
609	[1]	Netgear, Inc.	31,363
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
1,200		Nexon Co. Ltd.	$34,468
6,100		Omron Corp.	361,211
2,527		Oracle Corp.	123,975
3,000		Otsuka Corp.	224,987
285	[1]	Paycom Software, Inc.	23,370
3,755	[1]	PayPal Holdings, Inc.	284,366
227	[1]	Perficient, Inc.	4,395
396		Plantronics, Inc.	20,719
1,442		Progress Software Corp.	59,612
213	[1]	Proofpoint, Inc.	19,181
305	[1]	RealPage, Inc.	13,832
377	[1]	RingCentral, Inc.	17,776
1,893		SAP SE	213,254
295	[1]	SMART Global Holdings, Inc.	8,847
33,085		STMicroelectronics N.V.	751,175
29,426		Symantec Corp.	852,471
142	[1]	Sanmina Corp.	4,828
586	[1]	ScanSource, Inc.	21,096
1,699	[1]	Semtech Corp.	57,851
1,900		Shimadzu Corp.	45,471
6,886		Skyworks Solutions, Inc.	721,240
35	[1]	Stamps.com, Inc.	5,894
469	[1]	Sykes Enterprises, Inc.	14,924
86		Synnex Corp.	11,713
8,779	[1]	Synopsys, Inc.	793,446
3,125	[1]	Syntel, Inc.	80,031
293		Systemax, Inc.	8,937
912	[1]	Take-Two Interactive Software, Inc.	101,734
176		TeleTech Holdings, Inc.	7,128
10,053		Texas Instruments, Inc.	978,056
2,761		TiVo Corp.	49,146
3,500		Tokyo Electron Ltd.	652,101
1,560	[1]	Ultra Clean Holdings, Inc.	32,729
6,677	[1]	VMware, Inc., Class A	801,974
586	[1]	Verint Systems, Inc.	25,637
5,257	[1]	Viavi Solutions, Inc.	49,258
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
3,501		Visa, Inc., Class A Shares	$394,178
496		Vishay Intertechnology, Inc.	10,862
8,873		Worldpay Group PLC	50,621
985	[1]	Xcerra Corp.	9,761
26,542		Xerox Corp.	787,236
2,000		Yokogawa Electric Corp.	37,136
1,567	[1]	Zebra Technologies Co., Class A	172,871
197,654	[1]	Zynga, Inc.	810,381
		TOTAL	38,353,413
		Materials—3.0%
614	[1]	AdvanSix, Inc.	26,433
6,500		Air Water, Inc.	139,709
914		Akzo Nobel NV	82,362
334	[1]	Alcoa Corp.	13,864
5,887		Amcor Ltd.	68,887
10,449		Anglo American PLC	192,241
15,168		ArcelorMittal	459,217
20,900		Asahi Kasei Corp.	262,840
5,912		Avery Dennison Corp.	674,677
6,005		BHP Billiton PLC	109,194
5,285	[1]	Berry Global Group, Inc.	315,885
1,562		Boise Cascade Co.	60,137
4,550		Cabot Corp.	278,642
1,585	[1]	Cleveland-Cliffs, Inc.	10,556
2,479		Commercial Metals Corp.	49,183
6,749		Covestro AG	703,456
759		Croda International PLC	43,899
844		EMS-Chemie Holdings Ag	563,110
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
87,100		Fortescue Metals Group Ltd.	304,792
188,900		Glencore PLC	868,389
15,556		Grace (W.R.) & Co.	1,140,410
884		Greif, Inc., Class A	48,240
46		Innophos Holdings, Inc.	2,131
241		KMG Chemicals, Inc.	13,108
1,286		Koninklijke DSM NV	120,657
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
248	[1]	Koppers Holdings, Inc.	$12,375
548		Kronos Worldwide, Inc.	15,295
28,400		Kuraray Co. Ltd.	548,987
3,602		Lanxess	273,863
899	[1]	Louisiana-Pacific Corp.	24,821
26,000		Mitsubishi Chemical Holdings Corp.	283,209
12,877		Mondi PLC	307,500
753		Myers Industries, Inc.	16,077
17,675		Newmont Mining Corp.	653,798
3,000		Nitto Denko Corp.	296,484
11,252		Nucor Corp.	646,990
22,337		Rio Tinto PLC	1,058,754
87		Sika AG	671,881
308		Stepan Co.	25,598
704		Trinseo SA	51,955
14,824		UPM - Kymmene Oyj	445,316
551	[1]	US Concrete, Inc.	44,548
25,843		Valvoline, Inc.	637,288
1,544		Voest-alpine Stahl	89,749
832		Warrior Met Coal, Inc.	18,487
		TOTAL	12,674,994
		Real Estate—1.9%
887		Alexander & Baldwin, Inc.	25,776
6,667		American Tower Corp.	959,581
7,200		Ascendas REIT	14,112
18,794		Brixmor Property Group, Inc.	339,608
18,700		Capitacommercial Trust	26,279
26,800		CapitaLand Ltd.	70,427
20,900		CapitaLand Mall Trust	31,831
1,326		Cousins Properties, Inc.	11,894
1,100		Daito Trust Construction Co. Ltd.	201,464
58,072		Dexus Property Group	456,997
1,822		DiamondRock Hospitality Co.	20,388
21,440		Duke Realty Corp.	603,107
137		First Industrial Realty Trust	4,459
66	[1]	Forestar Group, Inc.	1,469
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
501		Four Corners Property Trust, Inc.	$13,076
111,770		GPT Group/The - REIT	458,907
771		Geo Group, Inc.	20,462
738		Gladstone Commercial Corp.	16,856
149		Global Net Lease, Inc. - REIT	3,223
1,619	[1]	HFF, Inc.	73,082
1,820		InfraREIT, Inc.	38,438
445		Invitation Homes, Inc.	10,480
938	[1]	iStar Financial, Inc.	10,787
538		Kite Realty Group Trust	10,346
617		LaSalle Hotel Properties	17,547
830		Liberty Property Trust	37,250
41,500		Link REIT	370,358
134	[1]	Marcus & Millichap Co., Inc.	4,283
156		National Storage Affiliates Trust	4,156
1,484		New Senior Investment Group, Inc.	12,169
2,206		NorthStar Realty Europe Corp.	32,009
1,047		Pebblebrook Hotel Trust	40,278
1,157		Potlatch Corp.	59,701
1,389		Preferred Apartment Communities, Inc.	29,530
13,526		ProLogis, Inc.	895,827
1,078		RLJ Lodging Trust	23,371
19,504		Rayonier, Inc.	615,351
841		Re/Max Holdings, Inc.	44,867
326		Rexford Industrial Realty, Inc.	10,227
144		Ryman Hospitality Properties, Inc.	10,005
345		STAG Industrial, Inc.	9,763
350		Sabra Health Care REIT, Inc.	6,734
118,350		Scentre Group	380,669
135,142		Stockland	482,429
806		Summit Hotel Properties, Inc.	12,179
1,525		Sunstone Hotel Investors, Inc.	25,483
6,000		Suntec Real Estate Investment	9,102
99		Tier RIET, Inc	1,983
7,396		Ventas, Inc.	473,418
7,008		Vornado Realty Trust	543,961
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
4,275		WP Carey, Inc.	$304,294
2,090		Washington Prime Group, Inc.	14,860
40,000		Wharf Holdings Ltd./The	126,177
40,000	[1]	Wharf Real Estate Investment Co. Ltd.	241,737
832		Xenia Hotels & Resorts, Inc.	18,296
		TOTAL	8,281,063
		Telecommunication Services—1.3%
37,844		AT&T, Inc.	1,376,765
1,012	[1]	Cincinnati Bell, Inc.	21,960
257		Cogent Communications Holdings, Inc.	12,040
36	[1]	General Communications, Inc., Class A	1,437
293,095		HKT Trust and HKT Ltd.	367,687
23,900		KDDI Corp.	686,070
23,900		NTT Docomo, Inc.	619,910
592	[1]	Orbcomm, Inc.	6,370
53,000		PCCW Ltd.	31,525
12,247		Rogers Communications, Inc., Class B	635,631
245		Shenandoah Telecommunications Co.	9,396
10,235	[1]	T-Mobile USA, Inc.	625,051
20,825		Telefonica Deutschland Holding AG	99,050
3,411		Telephone and Data System, Inc.	94,451
166,221		Telstra Corp. Ltd.	432,330
7,650		Verizon Communications	389,309
3,136	[1]	Vonage Holdings Corp.	31,924
		TOTAL	5,440,906
		Utilities—2.0%
881		American States Water Co.	50,825
4,476		Atmos Energy Corp.	413,090
60,623		AusNet Services	86,270
55,000		CLP Holdings Ltd.	560,790
22,894		CenterPoint Energy, Inc.	687,049
6,561		DTE Energy Co.	758,255
4,236		Endesa SA	94,517
37,016		Engie	647,936
278,000		HK Electric Investments Ltd.	255,638
102,910		Iberdrola SA	817,809
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
726		Idacorp, Inc.	$71,736
2,603		NRG Yield, Inc.	49,587
82		New Jersey Resources Corp.	3,657
6,515		NextEra Energy, Inc.	1,029,631
81		NorthWestern Corp.	5,205
856		ONE Gas, Inc.	67,838
2,384		Orsted A/S	138,589
18,700		Osaka Gas Co.	359,494
18,471		PPL Corp.	677,332
7,444		Severn Trent	211,368
507		Spire, Inc.	41,701
55,563		Terna S.p.A	343,588
11,300		Toho Gas Co. Ltd.	321,566
12,640		UGI Corp.	619,486
721		WGL Holdings, Inc.	60,953
		TOTAL	8,373,910
		TOTAL COMMON STOCKS (IDENTIFIED COST $194,884,351)	246,772,903
		ASSET-BACKED—0.3%
$150,000	[4]	American Express Credit Account Master Trust 2014-1, Class A, (1-month USLIBOR +0.370%), 1.620%, 2/15/2021	150,608
18,250		AmeriCredit Automobile Receivables Trust 2015-1, A3, 1.26%, 11/08/2019	18,249
232,589	[4]	Chesapeake Funding II LLC 2016-2A, Class A2, (1-month USLIBOR +1.000%), 2.250%, 06/15/2028	233,763
34,308	[4]	Navient Student Loan Trust 2014-1, Class A2, (1-month USLIBOR +0.310%), 1.637%, 03/27/2023	34,326
265,000	[4]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, (1-month USLIBOR +1.350%), 2.587%, 09/27/2021	266,758
171,000		PFS Financing Corp. 2016-BA, A, 1.87%, 10/15/2021	169,020
160,000		Santander Drive Auto Receivables Trust 2016-2, C, 2.66%, 11/15/2021	161,094
102,776		Sofi Consumer Loan Program Trust 2016-3, A, 3.05%, 12/26/2025	103,607
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,133,881)	1,137,425
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
		Financials—0.2%
152,044		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025	150,477
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Financials—continued
$580,000	[4]	Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	$585,319
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $752,479)	735,796
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
250,000		Banc of America Commercial Mortgage Trust 2016-UBS10 A4, 3.17%, 7/15/2049	251,699
255,000		Bank A4, 3.488%, 11/15/2050	260,993
225,000		CD Commercial Mortgage Trust 2016-CD1 A4, 2.724%, 8/10/2049	218,142
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, AS, 4.114%, 9/10/2058	209,598
450,000		Commercial Mortgage Trust 2015-DC1 Class AM, 3.724%, 2/10/2048	459,400
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4 A3, 3.1413%, 12/15/2049	300,123
50,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	52,842
400,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	413,046
100,000	[4]	WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	102,087
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,315,814)	2,267,930
		CORPORATE BONDS—6.6%
		Basic Industry - Chemicals—0.2%
300,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/01/2044	347,022
50,000		RPM International, Inc., 6.500%, 02/15/2018	50,443
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	16,010
250,000		Sherwin-Williams Co., Sr. Unsecd. Note, 3.300%, 02/01/2025	248,660
		TOTAL	662,135
		Basic Industry - Metals & Mining—0.1%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	105,672
300,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 04/16/2040	387,757
		TOTAL	493,429
		Basic Industry - Paper—0.0%
150,000	[1,2,5]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 01/15/2026	186,580
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, Series 144A, (3-month USLIBOR +1.735%), 3.150%, 2/15/2042	78,075
Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$80,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	$83,501
	TOTAL	348,156
	Capital Goods - Building Materials—0.1%
130,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	137,722
185,000	Masco Corp., Unsecd. Note, 4.450%, 4/01/2025	197,062
	TOTAL	334,784
	Capital Goods - Diversified Manufacturing—0.1%
30,000	General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	40,702
100,000	Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	106,665
300,000	Valmont Industries, Inc., 5.250%, 10/01/2054	306,724
40,000	Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/01/2046	41,943
	TOTAL	496,034
	Communications - Cable & Satellite—0.1%
200,000	CCO Safari II LLC, 4.908%, 07/23/2025	211,583
20,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	21,514
	TOTAL	233,097
	Communications - Media & Entertainment—0.3%
100,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	115,285
310,000	British Sky Broadcasting Group PLC, Series 144A, 3.750%, 9/16/2024	318,889
20,000	Discovery Communications, Sr. Unsecd. Note, 4.9%, 03/11/2026	21,216
70,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	81,957
350,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	352,167
200,000	Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	198,554
	TOTAL	1,088,068
	Communications - Telecom Wireless—0.3%
22,500,000	America Movil S.A.B. de C, Sr. Secd. Note, 6.000%, 06/09/2019	1,167,673
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	179,548
	TOTAL	1,347,221
	Communications - Telecom Wirelines—0.1%
300,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	305,687
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	210,630
120,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.250%, 03/16/2037	131,592
	TOTAL	647,909
	Consumer Cyclical - Automotive—0.1%
275,000	Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	280,376
Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$70,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/01/2025	$71,134
200,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	201,881
	TOTAL	553,391
	Consumer Cyclical - Retailers—0.3%
100,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	104,919
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	298,165
112,553	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	120,798
200,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	189,740
110,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	116,398
140,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 03/15/2026	140,883
300,000	Tiffany & Co., Sr. Unsecd. Note, 4.900%, 10/01/2044	296,967
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 06/15/2026	105,634
	TOTAL	1,373,504
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd, Sr. Unsecd. Note, 2.800%, 06/06/2023	200,652
250,000	Expedia, Inc., Sr. Unsecd. Note, 5.000%, 02/15/2026	268,562
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	132,512
	TOTAL	601,726
	Consumer Non-Cyclical - Food/Beverage—0.2%
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	206,474
250,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	257,622
100,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 08/15/2027	100,859
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	127,681
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	78,074
	TOTAL	770,710
	Consumer Non-Cyclical - Health Care—0.0%
50,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	51,507
	Consumer Non-Cyclical - Pharmaceuticals—0.0%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/01/2026	93,098
	Consumer Non-Cyclical - Products—0.1%
270,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	282,683
	Consumer Non-Cyclical - Tobacco—0.1%
24,000	Altria Group, Inc., 9.250%, 08/06/2019	26,775
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	244,464
	TOTAL	271,239
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Independent—0.1%
$375,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	$384,261
225,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/01/2025	227,516
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	28,197
		TOTAL	639,974
		Energy - Integrated—0.2%
135,000		BP Capital Markets PLC, 3.119%, 5/04/2026	135,510
155,000		Husky Energy, Inc., 4.000%, 04/15/2024	161,447
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	103,638
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	44,936
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	104,471
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	156,375
		TOTAL	706,377
		Energy - Midstream—0.3%
350,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	335,789
325,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.05%, 3/15/2025	325,819
230,000		Enterprise Products Operating, Sr. Unsecd. Note, 3.950%, 02/15/2027	239,123
100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	101,192
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	81,436
55,000		ONEOK, Inc, Sr Unsecured Note, Series 0, 4.95%, 07/13/2047	55,621
100,000		Williams Partners LP, 4.900%, 1/15/2045	104,108
		TOTAL	1,243,088
		Energy - Oil Field Services—0.1%
140,000		Halliburton Co., Sr. Unsecd. Note, 3.800%, 11/15/2025	144,459
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	101,375
250,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	261,260
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	76,750
		TOTAL	583,844
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	255,368
25,000		Valero Energy Corp., 9.375%, 03/15/2019	27,244
100,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	128,697
		TOTAL	411,309
		Financial Institution - Banking—1.0%
340,000		Associated Banc-Corp., Sub., 4.250%, 1/15/2025	351,577
250,000	[4]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, (3-month USLIBOR +0.650%), 1.971%, 10/01/2021	251,103
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 04/01/2044	$116,617
355,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	365,304
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	310,116
180,000		Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	184,499
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	301,453
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	251,834
150,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	157,766
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	250,415
330,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	334,291
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	405,151
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,561
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	63,186
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	50,922
100,000	[4]	JPMorgan Chase & Co., Series S, 6.750%, 01/29/2049	114,481
300,000	[4]	Morgan Stanley, Sr. Unsecd. Note, (3-month USLIBOR +1.140%), 2.514%, 01/27/2020	304,666
146,153	[2]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	89,514
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	81,530
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	232,782
50,000	[4]	Wells Fargo & Co., Sr. Unsecd. Note, (3-month USLIBOR +1.230%), 2.610%, 10/31/2023	51,359
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	40,842
		TOTAL	4,314,969
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	145,313
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	103,945
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	243,571
70,000		TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	73,790
		TOTAL	566,619
		Financial Institution - Finance Companies—0.1%
210,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.950%, 02/01/2022	217,330
		Financial Institution - Insurance - Life—0.3%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	35,735
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 01/15/2035	392,299
Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$325,000	Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	$319,858
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	16,775
100,000	Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	99,733
200,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	223,018
	TOTAL	1,087,418
	Financial Institution - Insurance - P&C—0.1%
75,000	ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 05/15/2024	77,101
300,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 6.500%, 03/15/2035	379,174
30,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	49,962
	TOTAL	506,237
	Financial Institution - REIT - Apartment—0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 05/15/2027	196,196
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	307,925
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	134,296
	TOTAL	638,417
	Financial Institution - REIT - Healthcare—0.0%
100,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	102,095
	Financial Institution—REIT - Office—0.1%
100,000	Alexandria Real Estate Eq, Sr. Unsecd. Note, 3.95%, 01/15/2028	102,326
300,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 07/30/2029	318,237
	TOTAL	420,563
	Financial Institution - REIT - Other—0.1%
100,000	ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	103,386
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	167,342
	TOTAL	270,728
	Financial Institution - REIT - Retail—0.0%
30,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	30,649
	Foreign - Local - Government—0.0%
50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	63,557
	Municipal Services—0.1%
137,277	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	155,776
Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Municipal Services—continued
$100,000	Camp Pendleton & Quantic, 5.572%, 10/01/2050	$109,936
	TOTAL	265,712
	Sovereign—0.1%
30,000,000	KfW, 2.050%, 02/16/2026	312,056
	Technology—0.5%
300,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	307,786
100,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 08/04/2046	101,628
270,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	279,064
320,000	Diamond 1 Finance Corp./D, Sr. Secd. Note, Series 144A, 6.02%, 06/15/2026	352,100
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	121,389
59,000	Fidelity National Informa, Sr. Unsecd. Note, 5%, 10/15/2025	65,098
28,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	29,025
150,000	Hewlett Packard Enterpris, Sr. Unsecd. Note, 3.6%, 10/15/2020	153,765
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	318,069
380,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	388,734
70,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	76,006
	TOTAL	2,192,664
	Transportation - Railroads—0.0%
140,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.150%, 4/01/2045	150,271
45,000	Union Pacific Corp., Bond, 6.625%, 02/01/2029	58,407
	TOTAL	208,678
	Transportation - Services—0.2%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	64,153
100,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	100,393
335,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	341,962
100,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	100,374
140,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 03/01/2022	140,142
	TOTAL	747,024
	Utility - Electric—0.6%
130,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	133,299
120,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	114,621
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$190,000		Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 06/15/2046	$203,935
270,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	271,303
300,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	301,619
100,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	111,387
140,000	[4]	National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.250%, 04/20/2046	149,670
300,000		National Rural Utilities Cooperative Finance Corp., 2.000%, 01/27/2020	299,132
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	200,239
200,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 03/30/2048	200,863
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	402,526
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	42,455
125,000		Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	133,686
		TOTAL	2,564,735
		Utility - Natural Gas—0.1%
200,000		Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	202,280
300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	307,912
		TOTAL	510,192
		TOTAL CORPORATE BONDS (IDENTIFIED COST $27,621,569)	28,252,926
		MORTGAGE-BACKED SECURITIES—0.0%
2,029		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	2,324
1,221		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	1,423
1,285		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	1,446
1,943		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	2,200
958		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	1,090
2,148		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	2,420
1,507		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	1,528
297		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	300
2,792		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	3,195
2,087		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	2,356
7,835		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	8,735
494		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	496
Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$778	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	$782
4,905	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	5,546
7,898	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	8,693
2,128	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	2,159
812	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	937
348	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	401
3,343	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	3,842
537	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	550
38	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	39
7,427	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	8,371
3,075	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	3,464
2,359	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	2,620
5,799	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	6,288
7,313	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	8,479
3,956	Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	4,630
9,898	Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	11,436
14,119	Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	16,290
401	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	439
2,060	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,407
1,384	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	1,546
339	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	396
187	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	213
3,673	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	4,216
3,158	Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	3,592
384	Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	427
Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$3,788	Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	$4,314
3,174	Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	3,587
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $118,843)	133,177
	FOREIGN GOVERNMENTS/AGENCIES—7.4%
	Sovereign—7.4%
700,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.75%, 11/21/2027	540,561
690,000	Belgium, Government of, Series 68, 2.25%, 6/22/2023	930,155
680,000	Belgium, Government of, Series 74, 0.8%, 6/22/2025	842,473
200,000	Canada, Government of, Bond, 3.25%, 6/01/2021	163,975
480,000	Canada, Government of, Series WL43, 5.750%, 06/01/2029	517,544
936,000	France, Government of, 0.5%, 05/25/2025	1,138,377
620,000	France, Government of, 3.25%, 10/25/2021	842,818
550,000	France, Government of, Bond, 4.500%, 04/25/2041	1,064,837
870,000	Germany, Government of, 1.75%, 2/15/2024	1,155,844
300,000	Germany, Government of, Bond, Series 03, 4.75%, 7/04/2034	577,457
760,000	Germany, Government of, Unsecd. Note, 1.000%, 08/15/2025	969,078
150,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	191,106
200,000	Italy, Government of, 2.500%, 5/01/2019	247,690
1,000,000	Italy, Government of, 3.750%, 5/01/2021	1,337,604
220,000	Italy, Government of, 4.250%, 3/01/2020	288,125
1,280,000	Italy, Government of, Sr. Unsecd. Note, 0.65%, 10/15/2023	1,506,304
500,000	Italy, Government of, Unsecd. Note, 1.60%, 06/01/2026	598,731
58,000	Italy, Government of, Unsecd. Note, 3.25%, 9/01/2046	74,176
210,000,000	Japan, Government of, Series 313, 1.3%, 3/20/2021	1,954,160
170,000,000	Japan, Government of, Series 65, 1.9%, 12/20/2023	1,692,055
142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.1%, 12/20/2029	1,555,635
185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.3%, 06/20/2035	1,877,320
140,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.7%, 9/20/2044	1,524,208
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 92, 2.10%, 12/20/2026	949,964
30,000	Mexico, Government of, Series MTNA, 6.750%, 09/27/2034	39,300
850,000	Netherlands, Government of, 1.75%, 7/15/2023	1,119,382
255,000	Queensland Treasury Corp., Sr. Unsecd. Note, 4%, 06/21/2019	199,103
535,000	Spain, Government of, 2.75%, 4/30/2019	664,601
260,000	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	314,333
Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$880,000	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	$1,183,680
400,000	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	524,403
2,600,000	Sweden, Government of, Series 1059, 1.00%, 11/12/2026	324,364
930,000	United Kingdom, Government, Unsecd. Note, 4.25%, 6/07/2032	1,680,871
700,000	United Kingdom, Government, Unsecd. Note, 1.50%, 01/22/2021	972,335
170,000	United Kingdom, Government of, 2.75%, 9/07/2024	255,643
480,000	United Kingdom, Government of, 3.25%, 1/22/2044	827,539
550,000	United Kingdom, Government of, 4.25%, 12/07/2027	946,932
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $29,982,957)	31,592,683
	MUNICIPAL BOND—0.0%
	Illinois—0.0%
90,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	116,285
	U.S. TREASURY—2.4%
218,424	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	213,066
1,053,780	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	1,048,679
312,366	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	310,210
25,328	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2022	25,087
605,292	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2027	595,279
83,000	United States Treasury Bond, 2.500%, 5/15/2046	77,479
200,000	United States Treasury Bond, 2.750%, 8/15/2047	196,501
3,000	United States Treasury Bond, 3.000%, 11/15/2045	3,096
200,000	United States Treasury Note, 0.750%, 2/28/2018	199,715
500,000	United States Treasury Note, 0.750%, 7/31/2018	497,440
600,000	United States Treasury Note, 0.875%, 5/31/2018	598,268
1,300,000	United States Treasury Note, 1.000%, 5/15/2018	1,297,548
100,000	United States Treasury Note, 1.000%, 10/15/2019	98,557
650,000	United States Treasury Note, 1.250%, 12/31/2018	646,902
650,000	United States Treasury Note, 1.250%, 4/30/2019	645,499
2,300,000	United States Treasury Note, 1.250%, 8/31/2019	2,279,072
975,000	United States Treasury Note, 1.500%, 4/15/2020	967,018
550,000	United States Treasury Note, 2.125%, 7/31/2024	544,113
	TOTAL U.S. TREASURY (IDENTIFIED COST $10,305,089)	10,243,529
Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	EXCHANGE-TRADED FUND—7.9%
602,411	iShares Core MSCI Emerging Markets ETF (IDENTIFIED COST $27,228,038)	$33,644,654
	PURCHASED PUT OPTION—0.0%
1,069,920	JPM GBP PUT/USD CALL, Notional Amount $1,069,920, Exercise Price $1.34, Expiration Date 12/12/2017 (IDENTIFIED COST $6,237)	1,833
	INVESTMENT COMPANIES—14.2%[3]
3,335,878	Emerging Markets Core Fund	33,925,874
275,758	Federated Bank Loan Core Fund	2,779,644
1,488,261	Federated Mortgage Core Portfolio	14,570,073
498,315	Federated Project and Trade Finance Core Fund	4,534,664
761,390	High Yield Bond Portfolio	4,880,513
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $59,891,918)	60,690,768
	TOTAL INVESTMENT IN SECURITIES—97.5% (IDENTIFIED COST $354,331,176)[6]	415,589,909
	OTHER ASSETS AND LIABILITIES - NET—2.5%[7]	10,352,739
	TOTAL NET ASSETS—100%	$425,942,648
At November 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Australia 10-Year Bond Short Futures	268	$26,483,501	December 2017	$(229,677)
[1]Canada 10-Year Bond Short Futures	8	$847,653	March 2018	$(297)
1DAX Index Short Futures	17	$6,602,686	December 2017	$(2,656)
[1]Euro Bund Short Futures	63	$12,201,676	December 2017	$(1,612)
1FTSE 100 Index Short Futures	253	$25,076,708	December 2017	$354,068
1FTSE/MIB Index Short Futures	13	$1,731,224	December 2017	$7,898
1IBEX 35 Index Short Futures	49	$5,948,692	December 2017	$8,898
[1]Japan 10-Year Bond Short Futures	3	$4,023,191	December 2017	$2,134
1KOSPI2 Index Short Futures	162	$12,117,436	December 2017	$389,701
1MSCI Emerging Market Short Futures	185	$10,360,000	December 2017	$252,300
1MSCI Singapore IX ETS Short Futures	298	$8,578,051	December 2017	$1,931
1S&P/TSX 60 IX Short Futures	101	$14,893,028	December 2017	$24,550
1SPI 200 Short Futures	13	$1,471,538	December 2017	$3,691
[1]Swiss Market Index Short Futures	2	$189,845	December 2017	$(158)
Annual Shareholder Report

Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Notes 2-Year Short Futures	37	$7,933,031	March 2018	$2,921
[1]Amsterdam Index Long Futures	67	$8,614,240	December 2017	$(6,878)
1CAC 40 10-Year Euro Long Futures	54	$3,449,879	December 2017	$(19,950)
[1]Euro BTP Long Futures	8	$1,341,364	December 2017	$8,889
1FTSE JSE Top 40 Long Futures	95	$3,706,143	December 2017	$(39,536)
[1]Hang Seng Index Long Futures	40	$7,507,922	December 2017	$(189,528)
[1]Long GILT Long Futures	67	$11,199,498	March 2018	$(62,681)
1MSCI Taiwan Index Long Futures	102	$3,999,420	December 2017	$(164,730)
1OMXS 30 Index Long Futures	558	$10,732,115	December 2017	$(81,978)
1S&P 500 E-Mini Long Futures	290	$38,394,550	December 2017	$685,667
1TOPIX Index Long Futures	65	$10,378,515	December 2017	$385,459
[1]United States Treasury Long Bond Long Futures	2	$303,438	March 2018	$(3,147)
[1]United States Treasury Notes 10-Year Long Futures	117	$14,513,484	March 2018	$(65,740)
[1]United States Treasury Notes 10-Year Ultra Long Futures	9	$1,198,547	March 2018	$(7,534)
[1]United States Treasury Notes 5-Year Long Futures	63	$7,329,656	March 2018	$(22,782)
[1]United States Treasury Ultra Bond Long Futures	9	$1,483,875	March 2018	$(18,394)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,210,829
At November 30, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/1/2017	Citibank N.A.	2,643,000 AUD	$1,996,498	$2,667
12/1/2017	Goldman Sachs	8,804,000 CAD	$6,890,603	$(66,591)
12/1/2017	JPMorgan Chase	20,525,000 CHF	$20,898,221	$(34,181)
12/1/2017	JPMorgan Chase	848,000 EUR	$998,775	$10,556
12/1/2017	JPMorgan Chase	9,682,000 GBP	$12,853,173	$240,767
12/1/2017	JPMorgan Chase	1,142,910,000 JPY	$10,195,331	$(40,193)
12/1/2017	JPMorgan Chase	122,974,000 MXN	$6,636,499	$(37,465)
12/1/2017	JPMorgan Chase	58,038,000 NOK	$7,019,083	$(42,901)
12/1/2017	JPMorgan Chase	4,843,000 NZD	$3,302,485	$7,705
12/1/2017	JPMorgan Chase	103,593,000 SEK	$12,448,619	$(73,321)
12/1/2017	JPMorgan Chase	9,080,000 SGD	$6,755,450	$(22,542)
Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
12/1/2017	Barclays Bank PLC	27,919,000 TRY	$7,101,921	$27,730
12/4/2017	Citibank N.A.	354,500 BRL	$111,132	$(2,836)
12/8/2017	Citibank N.A.	55,600 AUD	$43,639	$(1,584)
12/8/2017	Citibank N.A.	62,100 CAD	$49,361	$(1,223)
12/8/2017	Goldman Sachs	2,808,000 CAD	$2,195,151	$(18,474)
12/8/2017	Citibank N.A.	126,500 EUR	$149,237	$1,360
12/8/2017	JPMorgan Chase	17,227,000 EUR	$20,494,600	$13,961
12/8/2017	Citibank N.A.	134,800 GBP	$179,362	$2,959
12/8/2017	BNP Paribas SA	4,955,000 GBP	$6,581,627	$120,168
12/8/2017	Bank of America N.A.	15,749,800 JPY	$140,391	$(428)
12/8/2017	Barclays Bank PLC	39,633,475 JPY	$350,000	$2,210
12/8/2017	JPMorgan Chase	1,044,340,000 JPY	$9,391,530	$(110,810)
12/8/2017	JPMorgan Chase	58,038,000 NOK	$7,084,639	$(107,814)
12/8/2017	Citibank N.A.	52,000 NZD	$36,475	$(936)
12/8/2017	JPMorgan Chase	3,473,000 NZD	$2,408,807	$(35,170)
12/8/2017	Barclays Bank PLC	24,228,000 TRY	$6,150,144	$24,373
12/19/2017	JPMorgan Chase	170,116,380 JPY	$1,500,000	$12,767
12/19/2017	Citibank N.A.	1,615,112,000 KRW	$1,428,241	$56,037
12/19/2017	Citibank N.A.	1,832,704,000 KRW	$1,598,521	$85,723
12/19/2017	Citibank N.A.	6,819,900,000 KRW	$6,024,114	$243,331
12/19/2017	Citibank N.A.	8,488,200,000 KRW	$7,526,668	$273,935
12/19/2017	Citibank N.A.	9,934,760,000 KRW	$8,810,536	$319,447
12/19/2017	Citibank N.A.	19,536,390,000 KRW	$17,804,867	$148,954
2/8/2018	Citibank N.A.	850,000 AUD	$653,081	$(10,363)
2/8/2018	Citibank N.A.	2,171,962 CAD	1,300,000 GBP	$(77,216)
2/8/2018	Bank of America N.A.	1,200,000 EUR	1,064,797 GBP	$(9,067)
2/8/2018	JPMorgan Chase	800,000 EUR	61,168,000 INR	$14,343
2/8/2018	Citibank N.A.	1,700,000 EUR	225,107,880 JPY	$24,623
2/8/2018	JPMorgan Chase	555,556 EUR	5,273,572 NOK	$28,892
2/8/2018	JPMorgan Chase	694,444 EUR	6,725,389 NOK	$20,043
2/8/2018	Citibank N.A.	850,000 EUR	8,225,085 NOK	$25,351
2/8/2018	Citibank N.A.	850,000 EUR	8,311,836 NOK	$14,902
2/8/2018	JPMorgan Chase	566,667 EUR	5,545,710 SEK	$11,620
2/8/2018	JPMorgan Chase	850,000 EUR	8,498,054 SEK	$(4,118)
2/8/2018	JPMorgan Chase	1,133,333 EUR	11,039,831 SEK	$29,433
2/8/2018	JPMorgan Chase	400,000 EUR	$476,702	$1,458
2/8/2018	JPMorgan Chase	590,000 EUR	$687,179	$18,105
2/8/2018	JPMorgan Chase	600,000 EUR	$715,053	$2,186
Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
2/8/2018	JPMorgan Chase	1,020,000 EUR	$1,205,037	$14,270
2/8/2018	JPMorgan Chase	1,100,000 EUR	$1,289,072	$25,868
2/8/2018	Goldman Sachs	1,300,000 GBP	193,156,470 JPY	$39,804
2/8/2018	JPMorgan Chase	300,000 GBP	$403,270	$3,440
2/8/2018	JPMorgan Chase	319,112,451 JPY	$2,810,000	$35,907
2/8/2018	JPMorgan Chase	6,417,566 PLN	$1,800,000	$19,225
2/8/2018	JPMorgan Chase	1,438,457 SEK	$171,429	$1,261
Contracts Sold:
12/1/2017	Citibank N.A.	2,643,000 AUD	$2,009,983	$10,818
12/1/2017	Goldman Sachs	8,804,000 CAD	$6,881,980	$57,967
12/1/2017	JPMorgan Chase	20,525,000 CHF	$20,708,561	$(155,480)
12/1/2017	JPMorgan Chase	848,000 EUR	$1,008,483	$(848)
12/1/2017	JPMorgan Chase	9,682,000 GBP	$12,825,135	$(268,804)
12/1/2017	JPMorgan Chase	1,142,910,000 JPY	$10,275,085	$119,947
12/1/2017	JPMorgan Chase	122,974,000 MXN	$6,463,792	$(135,242)
12/1/2017	JPMorgan Chase	58,038,000 NOK	$7,083,371	$107,188
12/1/2017	JPMorgan Chase	4,843,000 NZD	$3,359,478	$49,288
12/1/2017	JPMorgan Chase	103,593,000 SEK	$12,242,031	$(133,267)
12/1/2017	JPMorgan Chase	9,080,000 SGD	$6,696,817	$(36,091)
12/1/2017	Barclays Bank PLC	27,919,000 TRY	$7,101,307	$(28,344)
12/4/2017	Citibank N.A.	175,965 BRL	$55,172	$1,417
12/4/2017	Citibank N.A.	178,535 BRL	$56,041	$1,501
12/8/2017	Citibank N.A.	55,600 AUD	$44,118	$2,063
12/8/2017	Bank of America N.A.	13,940,000 AUD	$10,600,534	$56,638
12/8/2017	Citibank N.A.	62,100 CAD	$49,748	$1,610
12/8/2017	JPMorgan Chase	20,525,000 CHF	$20,907,098	$37,966
12/8/2017	Citibank N.A.	126,500 EUR	$151,297	$700
12/8/2017	Citibank N.A.	134,800 GBP	$174,772	$(7,549)
12/8/2017	Citibank N.A.	15,749,800 JPY	$143,890	$3,927
12/8/2017	Bank of America N.A.	39,242,350 JPY	$350,000	$1,266
12/8/2017	JPMorgan Chase	37,206,000 MXN	$2,005,147	$10,066
12/8/2017	Citibank N.A.	52,000 NZD	$37,269	$1,730
12/8/2017	JPMorgan Chase	29,894,000 SEK	$3,593,669	$21,748
12/8/2017	JPMorgan Chase	9,080,000 SGD	$6,755,671	$22,620
12/19/2017	JPMorgan Chase	169,936,140 JPY	$1,500,000	$(11,165)
12/19/2017	Citibank N.A.	1,197,493,000 KRW	$1,107,754	$7,265
12/19/2017	Citibank N.A.	2,262,720,000 KRW	$2,000,106	$(79,320)
12/19/2017	Citibank N.A.	2,398,137,000 KRW	$2,094,809	$(109,064)
Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
12/19/2017	Citibank N.A.	5,200,000,000 KRW	$4,568,216	$(210,552)
12/19/2017	Citibank N.A.	5,791,708,000 KRW	$5,201,821	$(120,722)
12/19/2017	Citibank N.A.	8,488,200,000 KRW	$7,450,364	$(350,239)
12/19/2017	Citibank N.A.	13,335,735,000 KRW	$11,943,162	$(312,295)
2/8/2018	Citibank N.A.	850,000 AUD	$648,423	$5,706
2/8/2018	Citibank N.A.	2,180,887 CAD	1,300,000 GBP	$70,292
2/8/2018	JPMorgan Chase	575,000 EUR	509,622 GBP	$3,540
2/8/2018	JPMorgan Chase	1,200,000 EUR	1,061,225 GBP	$4,224
2/8/2018	JPMorgan Chase	800,000 EUR	60,840,000 INR	$(19,394)
2/8/2018	Citibank N.A.	170,000 EUR	22,670,486 JPY	$(1,038)
2/8/2018	Citibank N.A.	510,000 EUR	67,903,389 JPY	$(4,078)
2/8/2018	Citibank N.A.	1,020,000 EUR	136,077,180 JPY	$(5,745)
2/8/2018	Citibank N.A.	850,000 EUR	8,237,943 NOK	$(23,802)
2/8/2018	Citibank N.A.	850,000 EUR	8,294,574 NOK	$(16,981)
2/8/2018	JPMorgan Chase	1,250,000 EUR	11,855,937 NOK	$(66,163)
2/8/2018	JPMorgan Chase	850,000 EUR	8,396,862 SEK	$(8,030)
2/8/2018	Bank of America N.A.	1,700,000 EUR	16,588,515 SEK	$(40,696)
2/8/2018	JPMorgan Chase	400,000 EUR	$473,818	$(4,341)
2/8/2018	JPMorgan Chase	405,556 EUR	$480,400	$(4,402)
2/8/2018	JPMorgan Chase	590,000 EUR	$697,672	$(7,614)
2/8/2018	JPMorgan Chase	694,444 EUR	$820,238	$(9,900)
2/8/2018	JPMorgan Chase	1,020,000 EUR	$1,206,145	$(13,162)
2/8/2018	Goldman Sachs	1,300,000 GBP	194,335,440 JPY	$(29,289)
2/8/2018	JPMorgan Chase	750,000 GBP	$986,297	$(30,479)
2/8/2018	JPMorgan Chase	156,753,100 JPY	$1,400,000	$2,045
2/8/2018	JPMorgan Chase	7,756,531 MXN	$400,000	$(11,473)
2/8/2018	JPMorgan Chase	15,141,214 MXN	$775,000	$(28,218)
2/8/2018	JPMorgan Chase	4,603,317 PLN	$1,300,000	$(4,929)
2/8/2018	JPMorgan Chase	1,433,862 SEK	$171,429	$(709)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(459,745)
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable unputs in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

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Annual Shareholder Report

3	Affiliated holdings and company.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended November 30, 2017, were as follows:
	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	3,909,381	838,940	(1,412,443)
Federated Bank Loan Core Fund	328,747	43,550	(96,539)
Federated Mortgage Core Portfolio	2,299,720	215,325	(1,026,784)
Federated Project and Trade Finance Core	477,719	20,596	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	2,515,694	142,997,332	(145,513,026)
High Yield Bond Portfolio	965,365	139,202	(343,177)
TOTAL OF AFFILIATED TRANSACTIONS	10,496,626	144,254,945	(148,391,969)
Annual Shareholder Report

Balance of Shares Held 11/30/2017	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income	Gain Distributions Received
3,335,878	$33,925,874	$1,687,038	$(703,446)	$1,943,914	$314,673
275,758	$2,779,644	$(2,873)	$1,664	$140,405	$—
1,488,261	$14,570,073	$60,385	$(169,655)	$448,431	$—
498,315	$4,534,664	$(97,343)	$—	$189,209	$—
—	$—	$(252)	$2,674	$45,897	$—
761,390	$4,880,513	$43,530	$105,909	$295,807	$—
6,359,602	$60,690,768	$1,690,485	$(762,854)	$3,063,663	$314,673
4	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
5	Issuer in default.
6	The cost of investments for federal tax purposes amounts to $358,383,710.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$142,129,826	$—	$2,880	$142,132,706
International	9,298,753	95,341,444	—	104,640,197
Debt Securities:
Asset-Backed Securities	—	1,137,425	—	1,137,425
Commercial Mortgage-Backed Securities	—	735,796	—	735,796
Collateralized Mortgage Obligations	—	2,267,930	—	2,267,930
Corporate Bonds	—	28,163,412	89,514	28,252,926
Mortgage-Backed Securities	—	133,177	—	133,177
Foreign Governments/Agencies	—	31,592,683	—	31,592,683
Municipal Bond	—	116,285	—	116,285
U.S. Treasury	—	10,243,529	—	10,243,529
Exchange-Traded Funds	33,644,654	—	—	33,644,654
Purchased Put Options	—	1,833	—	1,833
Investment Companies[1]	—	—	—	60,690,768
TOTAL SECURITIES	$185,073,233	$169,733,514	$92,394	$415,589,909
Other Financial Instruments[2]
Assets
Futures Contracts	$2,128,107	$—	$—	$2,128,107
Foreign-Exchange Contracts	—	2,526,913	—	2,526,913
Liabilities
Futures Contracts	(917,278)	—	—	(917,278)
Foreign-Exchange Contracts	—	(2,986,658)	—	(2,986,658)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,210,829	$(459,745)	$—	$751,084
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $60,690,768 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and foreign-exchange contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound
GDR	—Global Depository Receipt
GO	—General Obligation
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$17.49	$17.87	$20.29	$21.47	$18.68
Income From Investment Operations:
Net investment income	0.28[1]	0.29[1]	0.27[1]	0.18[1]	0.17[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	2.63	(0.37)	(0.80)	1.10	3.07
TOTAL FROM INVESTMENT OPERATIONS	2.91	(0.08)	(0.53)	1.28	3.24
Less Distributions:
Distributions from net investment income	(0.31)	(0.29)	(0.17)	(0.12)	(0.16)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	(0.01)	(1.72)	(2.34)	(0.29)
TOTAL DISTRIBUTIONS	(0.31)	(0.30)	(1.89)	(2.46)	(0.45)
Redemption Fees	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$20.09	$17.49	$17.87	$20.29	$21.47
Total Return[3]	16.85%	(0.68)%	(2.80)%	6.53%	17.73%
Ratios to Average Net Assets:
Net expenses	1.14%	1.14%	1.16%	1.14%	1.17%
Net investment income	1.50%	1.65%	1.45%	0.93%	0.88%
Expense waiver/reimbursement[4]	0.18%	0.17%	0.13%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,424	$169,443	$187,183	$196,067	$193,678
Portfolio turnover	58%	105%	76%	100%	106%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$17.06	$17.43	$19.86	$21.17	$18.46
Income From Investment Operations:
Net investment income	0.13[1]	0.14[1]	0.12[1]	0.02[1]	0.01[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	2.55	(0.35)	(0.78)	1.07	3.04
TOTAL FROM INVESTMENT OPERATIONS	2.68	(0.21)	(0.66)	1.09	3.05
Less Distributions:
Distributions from net investment income	(0.16)	(0.15)	(0.05)	(0.06)	(0.05)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	(0.01)	(1.72)	(2.34)	(0.29)
TOTAL DISTRIBUTIONS	(0.16)	(0.16)	(1.77)	(2.40)	(0.34)
Redemption Fees	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$19.58	$17.06	$17.43	$19.86	$21.17
Total Return[3]	15.84%	(1.46)%	(3.59)%	5.67%	16.82%
Ratios to Average Net Assets:
Net expenses	1.95%	1.95%	1.97%	1.95%	1.99%
Net investment income	0.70%	0.85%	0.64%	0.12%	0.06%
Expense waiver/reimbursement[4]	0.20%	0.18%	0.12%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,342	$16,037	$21,384	$26,163	$30,675
Portfolio turnover	58%	105%	76%	100%	106%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$17.00	$17.37	$19.80	$21.11	$18.40
Income From Investment Operations:
Net investment income	0.14[1]	0.15[1]	0.13[1]	0.03[1]	0.02[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	2.55	(0.35)	(0.78)	1.07	3.03
TOTAL FROM INVESTMENT OPERATIONS	2.69	(0.20)	(0.65)	1.10	3.05
Less Distributions:
Distributions from net investment income	(0.18)	(0.16)	(0.06)	(0.07)	(0.05)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	(0.01)	(1.72)	(2.34)	(0.29)
TOTAL DISTRIBUTIONS	(0.18)	(0.17)	(1.78)	(2.41)	(0.34)
Redemption Fees	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$19.51	$17.00	$17.37	$19.80	$21.11
Total Return[3]	15.92%	(1.44)%	(3.55)%	5.70%	16.89%
Ratios to Average Net Assets:
Net expenses	1.89%	1.89%	1.91%	1.89%	1.95%
Net investment income	0.75%	0.91%	0.70%	0.17%	0.10%
Expense waiver/reimbursement[4]	0.21%	0.20%	0.15%	0.13%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,445	$82,845	$89,640	$81,703	$71,450
Portfolio turnover	58%	105%	76%	100%	106%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$17.38	$17.74	$20.16	$21.40	$18.62
Income From Investment Operations:
Net investment income	0.20[1]	0.21[1]	0.19[1]	0.10[1]	0.09[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	2.61	(0.36)	(0.80)	1.08	3.07
TOTAL FROM INVESTMENT OPERATIONS	2.81	(0.15)	(0.61)	1.18	3.16
Less Distributions:
Distributions from net investment income	(0.25)	(0.20)	(0.09)	(0.08)	(0.09)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	(0.01)	(1.72)	(2.34)	(0.29)
TOTAL DISTRIBUTIONS	(0.25)	(0.21)	(1.81)	(2.42)	(0.38)
Redemption Fees	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$19.94	$17.38	$17.74	$20.16	$21.40
Total Return[3]	16.32%	(1.12)%	(3.26)%	6.06%	17.29%
Ratios to Average Net Assets:
Net expenses	1.57%	1.56%	1.59%	1.57%	1.57%
Net investment income	1.07%	1.24%	1.02%	0.50%	0.48%
Expense waiver/reimbursement[4]	0.18%	0.18%	0.14%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,768	$52,430	$59,229	$67,588	$67,769
Portfolio turnover	58%	105%	76%	100%	106%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$17.61	$17.98	$20.40	$21.54	$18.74
Income From Investment Operations:
Net investment income	0.33[1]	0.34[1]	0.32[1]	0.24[1]	0.23[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	2.65	(0.37)	(0.80)	1.10	3.08
TOTAL FROM INVESTMENT OPERATIONS	2.98	(0.03)	(0.48)	1.34	3.31
Less Distributions:
Distributions from net investment income	(0.38)	(0.33)	(0.22)	(0.14)	(0.22)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	(0.01)	(1.72)	(2.34)	(0.29)
TOTAL DISTRIBUTIONS	(0.38)	(0.34)	(1.94)	(2.48)	(0.51)
Redemption Fees	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$20.21	$17.61	$17.98	$20.40	$21.54
Total Return[3]	17.13%	(0.37)%	(2.51)%	6.85%	18.07%
Ratios to Average Net Assets:
Net expenses	0.85%	0.85%	0.87%	0.85%	0.89%
Net investment income	1.77%	1.95%	1.74%	1.21%	1.16%
Expense waiver/reimbursement[4]	0.20%	0.20%	0.14%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,720	$91,167	$115,108	$62,451	$48,353
Portfolio turnover	58%	105%	76%	100%	106%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 11/30/2017	Period Ended 11/30/2016[1]
Net Asset Value, Beginning of Period	$17.51	$16.97
Income From Investment Operations:
Net investment income	0.33[2]	0.11[2]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	2.63	0.56
TOTAL FROM INVESTMENT OPERATIONS	2.96	0.67
Less Distributions:
Distributions from net investment income	(0.37)	(0.13)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	—
TOTAL DISTRIBUTIONS	(0.37)	(0.13)
Net Asset Value, End of Period	$20.10	$17.51
Total Return[3]	17.14%	3.94%
Ratios to Average Net Assets:
Net expenses	0.83%	0.84%[4]
Net investment income	1.78%	1.48%[4]
Expense waiver/reimbursement[5]	0.17%	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,243	$4,853
Portfolio turnover	58%	105%[6]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2017
Assets:
Investment in securities, at value including $60,690,768 of investment in affiliated holdings (identified cost $354,331,176)		$415,589,909
Cash denominated in foreign currencies (identified cost $4,927,030)		5,078,522
Restricted cash (Note 2)		9,345,041
Income receivable		1,362,758
Receivable for investments sold		351,517
Receivable for shares sold		148,035
Unrealized appreciation on foreign exchange contracts		2,526,913
Receivable for daily variation margin on futures contracts		1,178,587
TOTAL ASSETS		435,581,282
Liabilities:
Payable for investments purchased	$287,479
Payable for shares redeemed	435,593
Unrealized depreciation on foreign exchange contracts	2,986,658
Bank overdraft	5,461,572
Payable to adviser (Note 5)	6,838
Payable for administrative fees (Note 5)	932
Payable for distribution services fee (Note 5)	77,947
Payable for other service fees (Notes 2 and 5)	52,617
Accrued expenses (Note 5)	328,998
TOTAL LIABILITIES		9,638,634
Net assets for 21,323,323 shares outstanding		$425,942,648
Net Assets Consist of:
Paid-in capital		$373,139,014
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		62,164,827
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(11,109,212)
Undistributed net investment income		1,748,019
TOTAL NET ASSETS		$425,942,648
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($169,423,703 ÷ 8,433,610 shares outstanding), no par value, unlimited shares authorized	$20.09
Offering price per share (100/94.50 of $20.09)	$21.26
Redemption proceeds per share	$20.09
Class B Shares:
Net asset value per share ($14,341,784 ÷ 732,409 shares outstanding), no par value, unlimited shares authorized	$19.58
Offering price per share	$19.58
Redemption proceeds per share (94.50/100 of $19.58)	$18.50
Class C Shares:
Net asset value per share ($78,445,232 ÷ 4,019,811 shares outstanding), no par value, unlimited shares authorized	$19.51
Offering price per share	$19.51
Redemption proceeds per share (99.00/100 of $19.51)	$19.31
Class R Shares:
Net asset value per share ($51,768,498 ÷ 2,595,802 shares outstanding), no par value, unlimited shares authorized	$19.94
Offering price per share	$19.94
Redemption proceeds per share	$19.94
Institutional Shares:
Net asset value per share ($105,720,102 ÷ 5,231,121 shares outstanding), no par value, unlimited shares authorized	$20.21
Offering price per share	$20.21
Redemption proceeds per share	$20.21
Class R6 Shares:
Net asset value per share ($6,243,329 ÷ 310,570 shares outstanding), no par value, unlimited shares authorized	$20.10
Offering price per share	$20.10
Redemption proceeds per share	$20.10
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2017
Investment Income:
Dividends (including $3,063,663 received from affiliated holdings and net of foreign taxes withheld of $280,320)			$9,351,737
Interest			1,715,024
TOTAL INCOME			11,066,761
Expenses:
Investment adviser fee (Note 5)		$2,927,258
Administrative fee (Note 5)		331,065
Custodian fees		243,080
Transfer agent fee (Note 2)		681,436
Directors'/Trustees' fees (Note 5)		11,638
Auditing fees		36,074
Legal fees		8,020
Portfolio accounting fees		181,715
Distribution services fee (Note 5)		979,126
Other service fees (Notes 2 and 5)		654,974
Share registration costs		102,374
Printing and postage		47,469
Miscellaneous (Note 5)		46,717
TOTAL EXPENSES		6,250,946
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(711,230)
Reimbursements of other operating expenses (Notes 2 and 5)	(94,024)
TOTAL WAIVER AND REIMBURSEMENTS		(805,254)
Net expenses			5,445,692
Net investment income			5,621,069
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(762,854) on sales of investments in affiliated holdings)	$14,383,129
Net realized loss on foreign currency and foreign currency related transactions	(48,598)
Net realized loss on foreign exchange contracts	(1,544,497)
Net realized gain on futures contracts	1,088,833
Net realized gain on written options	14,480
Realized gain distribution from affiliated investment company shares	314,673
Net change in unrealized appreciation of investments (including change in unrealized appreciation of $1,690,485 on investments in affiliated holdings)	45,151,009
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	298,441
Net change in unrealized appreciation of foreign currency exchange contracts	(1,551,852)
Net change in unrealized appreciation of futures contracts	845,486
Net realized and unrealized gain on investments, futures contracts, written options and foreign currency transactions	58,951,104
Change in net assets resulting from operations	$64,572,173
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,621,069	$6,695,715
Net realized gain (loss) on investments, investments including allocation from affiliated partnership, futures contracts, written option transactions and foreign currency transactions	14,208,020	(18,571,355)
Net change in unrealized appreciation/depreciation of investments, futures contracts and foreign currency translation of assets and liabilities in foreign currency	44,743,084	8,901,923
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	64,572,173	(2,973,717)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,871,842)	(2,974,140)
Class B Shares	(143,286)	(166,132)
Class C Shares	(806,356)	(848,140)
Class R Shares	(723,829)	(650,652)
Institutional Shares	(1,924,996)	(2,108,995)
Class R6 Shares	(106,550)	(12,378)
Distributions from net realized gain on investments, investments including allocation from affiliated partnership, futures contracts, written option transactions and foreign currency transactions
Class A Shares	—	(61,424)
Class B Shares	—	(7,046)
Class C Shares	—	(30,958)
Class R Shares	—	(19,376)
Institutional Shares	—	(37,846)
Class R6 Shares	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,576,859)	(6,917,087)
Share Transactions:
Proceeds from sale of shares	74,058,895	104,578,274
Net asset value of shares issued to shareholders in payment of distributions declared	6,150,103	6,476,003
Cost of shares redeemed	(129,036,005)	(156,933,274)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(48,827,007)	(45,878,997)
Change in net assets	9,168,307	(55,769,801)
Net Assets:
Beginning of period	416,774,341	472,544,142
End of period (including undistributed net investment income of $1,748,019 and $1,925,795, respectively)	$425,942,648	$416,774,341
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2017
1. ORGANIZATION
Federated Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees
Annual Shareholder Report

unique to those classes. The detail of the total fund expense waiver and reimbursements of $805,254 is disclosed in various locations in this Note 2 and Note 5. For the year ended November 30, 2017, the custodian reimbursed $25,270 of custody fees. For the year ended November 30, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$228,326	$(6,456)
Class B Shares	30,997	(2,448)
Class C Shares	129,958	(24,984)
Class R Shares	169,004	(4,178)
Institutional Shares	119,299	(30,688)
Class R6 Shares	3,852	—
TOTAL	$681,436	$(68,754)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$416,942
Class B Shares	37,730
Class C Shares	200,302
TOTAL	$654,974
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Additionally, the Fund purchases and sells futures contracts to enhance yield and reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $136,870,012 and $141,429,271, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase returns and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
Annual Shareholder Report

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,457,951 and $2,546,994, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to maintain flexibility. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2017, the Fund had no outstanding written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $4,418 and $19,256, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(397,920)*	—	$—
Equity contracts	Receivable for daily variation margin on futures contracts	1,608,749*	—	—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$2,526,913	Unrealized depreciation on foreign exchange contracts	$2,986,658
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$3,737,742		$2,986,658
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts[1]	Purchased Options[1]	Written Options	Total
Interest rate contracts	$(405,705)	$—	$—		$(405,705)
Foreign exchange contracts	—	(1,544,497)	(85,297)	14,480	(1,615,314)
Equity contracts	1,494,538	—	—	—	1,494,538
TOTAL	$1,088,833	$(1,544,497)	$(85,297)	$14,480	$(526,481)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$(255,608)	$—	$(255,608)
Foreign exchange contracts	—	(1,551,852)	(1,551,852)
Equity contracts	1,101,094	—	1,101,094
TOTAL	$845,486	$(1,551,852)	$(706,366)
1	The net realized gain (loss) on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payable and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2017, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$2,526,913	$(2,526,913)	$—	$—
TOTAL	$2,526,913	$(2,526,913)	$—	$—
Annual Shareholder Report

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$2,986,658	$(2,526,913)	$—	$459,745
TOTAL	$2,986,658	$(2,526,913)	$—	$459,745
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize capital stock activity:
Year Ended November 30	2017		2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	804,238	$15,031,309	1,493,146	$25,748,895
Shares issued to shareholders in payment of distributions declared	147,474	2,687,430	164,300	2,842,977
Shares redeemed	(2,203,862)	(41,027,283)	(2,446,367)	(42,394,903)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,252,150)	$(23,308,544)	(788,921)	$(13,803,031)

Year Ended November 30	2017		2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	73,315	$1,328,192	78,698	$1,325,465
Shares issued to shareholders in payment of distributions declared	7,688	135,106	9,736	164,083
Shares redeemed	(288,854)	(5,243,193)	(375,205)	(6,312,592)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(207,851)	$(3,779,895)	(286,771)	$(4,823,044)

Year Ended November 30	2017		2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	816,064	$14,783,955	1,291,187	$21,626,173
Shares issued to shareholders in payment of distributions declared	43,243	759,165	48,235	810,230
Shares redeemed	(1,712,796)	(30,997,211)	(1,625,405)	(27,285,886)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(853,489)	$(15,454,091)	(285,983)	$(4,849,483)
Annual Shareholder Report

Year Ended November 30	2017		2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	721,640	$13,174,307	753,777	$12,891,329
Shares issued to shareholders in payment of distributions declared	39,431	709,062	38,455	659,433
Shares redeemed	(1,181,396)	(21,853,540)	(1,114,237)	(19,098,340)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(420,325)	$(7,970,171)	(322,005)	$(5,547,578)

Year Ended November 30	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,495,396	$28,254,413	2,180,465	$37,581,864
Shares issued to shareholders in payment of distributions declared	95,370	1,753,702	114,230	1,986,903
Shares redeemed	(1,537,907)	(28,957,302)	(3,520,051)	(61,347,144)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	52,859	$1,050,813	(1,225,356)	$(21,778,377)

	Year Ended 11/30/2017		Period Ended 11/30/2016[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	78,839	$1,486,719	304,757	$5,404,548
Shares issued to shareholders in payment of distributions declared	5,764	105,638	695	12,377
Shares redeemed	(51,238)	(957,476)	(28,247)	(494,409)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	33,365	$634,881	277,205	$4,922,516
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,647,591)	$(48,827,007)	(2,631,831)	$(45,878,997)
1	Reflects operations for the period from June 29, 2016 (commencement of operations) to November 30, 2016.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for allocated income from partnerships, foreign currency reclassifications, return of capital adjustments, short-term capital gain reclassifications, TIPS deflation adjustments and PFIC reclassifications.
Annual Shareholder Report

For the year ended November 30, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$778,014	$(778,014)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2017 and 2016, was as follows:
	2017	2016
Ordinary income[1]	$6,576,859	$6,760,437
Long-term capital gains	$—	$156,650
1	For tax purposes, short-term capital gain distributions are considered as ordinary income distributions.

As of November 30, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,145,556
Net unrealized appreciation	$57,396,533
Capital loss carryforwards	$(6,738,455)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for defaulted securities, deferral of losses on wash sales, mark-to-market of futures contracts, non-taxable dividends and partnership adjustments.
At November 30, 2017, the cost of investments for federal tax purposes was $358,383,710. The net unrealized appreciation of investments for federal tax purposes was $57,262,140. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $61,602,013 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,339,873. The amounts presented are inclusive of derivative contracts.
At November 30, 2017, the Fund had a capital loss carryforward of $6,738,455 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,342,209	$1,999,201	$3,341,410
2018	$3,397,045	NA	$3,397,045
The Fund used capital loss carryforwards of $14,267,102 to offset capital gains realized during the year ended November 30, 2017.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2017, the Adviser voluntarily waived $706,127 of its fee and voluntarily reimbursed $68,754 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2017, the Adviser reimbursed $5,103.
Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2017, the Sub-Adviser earned a fee of $342,100.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Annual Shareholder Report

Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$113,191
Class C Shares	600,907
Class R Shares	265,028
TOTAL	$979,126
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2017, FSC retained $148,653 of fees paid by the Fund.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2017, FSC retained $14,194 in sales charges from the sale of Class A Shares. FSC also retained $29,538 and $3,961 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended November 30, 2017, FSSC received $86,263 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding line of credit expenses, interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.95%, 1.89%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended November 30, 2017, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $553,166.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2017, were as follows:
Purchases	$220,090,029
Sales	$270,060,764
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of November 30, 2017, the Fund had no outstanding loans. During the year ended November 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2017, there were no outstanding loans. During the year ended November 30, 2017, the program was not utilized.
9. SUBSEQUENT EVENTS
Effective December 1, 2017, Class B Shares will be closed to new accounts and to new investors.
Effective February 1, 2018, Class B Shares will be closed to exchanges from Class B Shares of other Federated Funds and to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2017, 83.13% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2017, 31.85% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED GLOBAL ALLOCATION FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Global Allocation Fund (the “Fund”), as of November 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Global Allocation Fund as of November 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2018
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 to November 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2017	Ending Account Value 11/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,083.10	$6.01
Class B Shares	$1,000	$1,078.60	$10.21
Class C Shares	$1,000	$1,079.20	$9.90
Class R Shares	$1,000	$1,080.80	$8.24
Institutional Shares	$1,000	$1,084.70	$4.49
Class R6 Shares	$1,000	$1,084.70	$4.39
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.82
Class B Shares	$1,000	$1,015.30	$9.90
Class C Shares	$1,000	$1,015.60	$9.60
Class R Shares	$1,000	$1,017.20	$7.99
Institutional Shares	$1,000	$1,020.80	$4.36
Class R6 Shares	$1,000	$1,020.90	$4.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.15%
Class B Shares	1.96%
Class C Shares	1.90%
Class R Shares	1.58%
Institutional Shares	0.86%
Class R6 Shares	0.84%
Annual Shareholder Report

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.), where she currently serves as a member of the Compensation, Nominating and Corporate Governance Committee (Chair) and the Health, Safety and Environmental Committee. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: May 1976	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Global Allocation Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors
Annual Shareholder Report

listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) and subadviser and their advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the
Annual Shareholder Report

Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that
Annual Shareholder Report

Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
G01454-01 (1/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $33,400

Fiscal year ended 2016 - $32,270

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $2,675

Fiscal year ended 2016 - $4,275

Fiscal year ended 2017- Audit consent fee for N-1A filing.

Fiscal year ended 2016- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2017– 0%

Fiscal year ended 2016- 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2017– 0%

Fiscal year ended 2016– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2017– 0%

Fiscal year ended 2016– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2017- $22,077

Fiscal year ended 2016- $9,382

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In its required communications to the Audit Committee of the registrant’s Board, KPMG LLP (“KPMG”), the registrant’s independent public accountant, informed the Audit Committee that KPMG and/or covered person professionals within KPMG maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies audited by KPMG (collectively, the “KPMG Funds”).

KPMG informed the Audit Committee that KPMG believes that these lending relationships described above do not and will not impair KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that KPMG has been and is capable of objective and impartial judgment on all issues encompassed within KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to KPMG and the registrant. On September 22, 2017, the SEC issued another no-action letter to Fidelity Management & Research Company et al extending the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter (the “Letters”).

If it were to be determined that the relief available under the Letters was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the KPMG Funds.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 23, 2018